           Semi-Annual Report


           June 30, 1995
           ----------------------------------------


           Provident Mutual Life
           Insurance Company


           Provident Mutual
           Variable Annuity
           Separate Account


           Market Street Fund, Inc.


           Variable Annuity Contracts


           ----------------------------------------

--------------------------------------------------------------------------------
To Our Variable Annuity Contractowners:

--------------------------------------------------------------------------------
                                                                 August 21, 1995

  As an owner of a Provident Mutual variable annuity contract, we are pleased to send you the Semi-Annual Report for the Separate Account and its subaccounts for our variable annuity contracts.

  The VIP variable annuity contract has six subaccounts investing in Market Street Fund, Inc. portfolios and provides you with a flexible annuity savings and income program which will be able to serve your needs for many years. The VIP/2 variable annuity contract offers additional subaccounts investing in portfolios managed by such prestigious fund managers as Fidelity Management & Research Company, Scudder, Stevens & Clark, Inc., Quest for Value Advisors and the Dreyfus Corporation.

  Thank you for your confidence in Provident Mutual and your variable annuity contract. Provident Mutual has continued its role as a leader in the variable insurance products marketplace. We are very pleased with this result and are glad that you are a part of our success.

  Attached to the Separate Account Semi-Annual Report is the Semi-Annual Report for the Market Street Fund, Inc. Under separate cover, you will be receiving the Semi-Annual Reports for the other Fund groups underlying the subaccounts to which you have chosen to allocate your premiums.

  We are happy to be of service to you. If you have a question about your annuity contract, please contact your local agent or call our Annuity Service Center toll free at 1-800-654-7796.

                                          Sincerely,


                                          /s/ DAVID N. INGRAM

                                          David N. Ingram

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, June 30, 1995 (unaudited)

--------------------------------------------------------------------------------

                                       MONEY                          AGGRESSIVE
                            GROWTH     MARKET      BOND     MANAGED     GROWTH   INTERNATIONAL
                          SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------
ASSETS
Investment in the Market
 Street Fund, Inc., at
 market value:
 Growth Portfolio.......   $575,810
 Money Market Portfolio.              $847,469
 Bond Portfolio.........                         $150,632
 Managed Portfolio......                                    $319,172
 Aggressive Growth
  Portfolio.............                                               $227,115
 International
  Portfolio.............                                                           $498,103
Dividends receivable....                 3,732
Receivable from
 Provident Mutual Life
 Insurance Company......                62,320
                           --------   --------   --------   --------   --------    --------
NET ASSETS..............   $575,810   $913,521   $150,632   $319,172   $227,115    $498,103
                           ========   ========   ========   ========   ========    ========
Held for the benefit of
 contractowners.........   $545,958   $886,951   $124,412   $291,397   $198,728    $469,132
Attributable to
 Provident Mutual Life
 Insurance Company......     29,852     26,570     26,220     27,775     28,387      28,971
                           --------   --------   --------   --------   --------    --------
                           $575,810   $913,521   $150,632   $319,172   $227,115    $498,103
                           ========   ========   ========   ========   ========    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, June 30, 1995 (unaudited)

--------------------------------------------------------------------------------

                          FIDELITY   FIDELITY              FIDELITY
                            HIGH     EQUITY-    FIDELITY    ASSET     FIDELITY
                           INCOME     INCOME     GROWTH    MANAGER   INDEX 500
                         SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
-------------------------------------------------------------------------------
ASSETS
Investment in the
 Variable Insurance
 Products Fund, at
 market value:
 High Income Portfolio..  $474,974
 Equity-Income
  Portfolio.............             $622,098
 Growth Portfolio.......                        $374,022
Investment in the
 Variable Insurance
 Products Fund II, at
 market value:
 Asset Manager
  Portfolio.............                                   $283,208
 Index 500 Portfolio....                                              $81,734
                          --------   --------   --------   --------   -------
NET ASSETS..............  $474,974   $622,098   $374,022   $283,208   $81,734
                          ========   ========   ========   ========   =======
Held for the benefit of
 contractowners.........  $447,327   $593,040   $342,210   $257,481   $51,749
Attributable to
 Provident Mutual Life
 Insurance Company......    27,647     29,058     31,812     25,727    29,985
                          --------   --------   --------   --------   -------
                          $474,974   $622,098   $374,022   $283,208   $81,734
                          ========   ========   ========   ========   =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, June 30, 1995 (unaudited)

--------------------------------------------------------------------------------

                                      QUEST FOR  QUEST FOR
                          QUEST FOR     VALUE      VALUE     SCUDDER   DREYFUS ZERO
                         VALUE EQUITY SMALL CAP   MANAGED      BOND    COUPON 2000
                          SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------
ASSETS
Investment in the Quest
 for Value Accumulation
 Trust, at market value:
 Equity Portfolio.......   $275,487
 Small Cap Portfolio....               $388,158
 Managed Portfolio......                          $389,860
Investment in the
 Scudder Variable Life
 Investment Fund, at
 market value:
 Bond Portfolio.........                                     $71,152
Investment in the
 Dreyfus Variable
 Investment Fund, at
 market value:
 Zero Coupon 2000
  Portfolio.............                                                 $48,577
Receivable from
 Provident Mutual Life
 Insurance Company......                             1,127
                           --------    --------   --------   -------     -------
Total Assets............    275,487     388,158    390,987    71,152      48,577
                           --------    --------   --------   -------     -------
LIABILITIES
Payable to Provident
 Mutual Life Insurance
 Company................                  1,127
                           --------    --------   --------   -------     -------
NET ASSETS..............   $275,487    $387,031   $390,987   $71,152     $48,577
                           ========    ========   ========   =======     =======
Held for the benefit of
 contractowners.........   $245,059    $360,549   $359,372   $43,429     $20,622
Attributable to
 Provident Mutual Life
 Insurance Company......     30,428      26,482     31,615    27,723      27,955
                           --------    --------   --------   -------     -------
                           $275,487    $387,031   $390,987   $71,152     $48,577
                           ========    ========   ========   =======     =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Period Ended June 30, 1995 (unaudited)

--------------------------------------------------------------------------------

                                       MONEY                          AGGRESSIVE
                            GROWTH     MARKET      BOND     MANAGED     GROWTH   INTERNATIONAL
                          SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...............   $ 7,752    $11,911    $ 4,469    $ 6,566                 $ 1,587
EXPENSES
Mortality and expense
 risks..................     3,157      2,897        753      1,588     $  765        2,386
                           -------    -------    -------    -------     ------      -------
Net investment income
 (loss).................     4,595      9,014      3,716      4,978       (765)        (799)
                           -------    -------    -------    -------     ------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Realized gain
 distributions
 reinvested.............    35,425                              345        966        7,497
Net realized gain (loss)
 from redemption of
 investment shares......     1,028                  (601)     6,410      1,990       (1,416)
                           -------    -------    -------    -------     ------      -------
Net realized gain (loss)
 on investments.........    36,453                  (601)     6,755      2,956        6,081
                           -------    -------    -------    -------     ------      -------
Net unrealized
 appreciation
 (depreciation) of
 investments:
 Beginning of period....      (473)               (3,196)    (3,260)     4,363       (6,428)
 End of period..........    32,976                 9,897     17,873     10,884       15,216
                           -------    -------    -------    -------     ------      -------
Net unrealized
 appreciation during the
 period.................    33,449                13,093     21,133      6,521       21,644
                           -------    -------    -------    -------     ------      -------
Net realized and
 unrealized gain on
 investments............    69,902                12,492     27,888      9,477       27,725
                           -------    -------    -------    -------     ------      -------
Net increase in net
 assets resulting from
 operations.............   $74,497    $ 9,014    $16,208    $32,866     $8,712      $26,926
                           =======    =======    =======    =======     ======      =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations For the Period Ended June 30, 1995 (unaudited)

--------------------------------------------------------------------------------

                           FIDELITY   FIDELITY              FIDELITY
                             HIGH     EQUITY-    FIDELITY    ASSET     FIDELITY
                            INCOME     INCOME     GROWTH    MANAGER   INDEX 500
                          SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...............   $ 3,561    $ 5,550    $   741     $2,298     $  536
EXPENSES
Mortality and expense
 risks..................     1,032      2,663      1,306        906        114
                           -------    -------    -------     ------     ------
Net investment income
 (loss).................     2,529      2,887       (565)     1,392        422
                           -------    -------    -------     ------     ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Realized gain
 distributions
 reinvested.............               18,254                               73
Net realized gain (loss)
 from redemption of
 investment shares......         8         12         53        (89)        14
                           -------    -------    -------     ------     ------
Net realized gain (loss)
 on investments.........         8     18,266         53        (89)        87
                           -------    -------    -------     ------     ------
Net unrealized
 appreciation
 (depreciation) of
 investments:
 Beginning of period....      (199)      (505)     2,214     (1,913)        61
 End of period..........    12,369     40,975     57,551      6,313      7,086
                           -------    -------    -------     ------     ------
Net unrealized
 appreciation during the
 period.................    12,568     41,480     55,337      8,226      7,025
                           -------    -------    -------     ------     ------
Net realized and
 unrealized gain on
 investments............    12,576     59,746     55,390      8,137      7,112
                           -------    -------    -------     ------     ------
Net increase in net
 assets resulting from
 operations.............   $15,105    $62,633    $54,825     $9,529     $7,534
                           =======    =======    =======     ======     ======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations For the Period Ended June 30, 1995 (unaudited)

--------------------------------------------------------------------------------

                                       QUEST FOR  QUEST FOR
                           QUEST FOR     VALUE      VALUE     SCUDDER   DREYFUS ZERO
                          VALUE EQUITY SMALL CAP   MANAGED      BOND    COUPON 2000
                           SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...............    $   288     $   316    $   553     $1,327      $  853
EXPENSES
Mortality and expense
 risks..................        737       1,148        945        160          53
                            -------     -------    -------     ------      ------
Net investment income
 (loss).................       (449)       (832)      (392)     1,167         800
                            -------     -------    -------     ------      ------
NET REALIZED AND
 UNREALIZED GAIN ON
 INVESTMENTS
Realized gain
 distributions
 reinvested.............                    281
Net realized gain from
 redemption of
 investment shares......         78           8        190          6           3
                            -------     -------    -------     ------      ------
Net realized gain on
 investments............         78         289        190          6           3
                            -------     -------    -------     ------      ------
Net unrealized
 appreciation
 (depreciation)
 of investments:
 Beginning of period....       (210)      2,741       (738)      (183)       (540)
 End of period..........     26,523      21,130     41,177      3,397       2,617
                            -------     -------    -------     ------      ------
Net unrealized
 appreciation during the
 period.................     26,733      18,839     41,915      3,580       3,157
                            -------     -------    -------     ------      ------
Net realized and
 unrealized gain on
 investments............     26,811      18,678     42,105      3,586       3,160
                            -------     -------    -------     ------      ------
Net increase in net
 assets resulting from
 operations.............    $26,362     $17,846    $41,713     $4,753      $3,960
                            =======     =======    =======     ======      ======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Period Ended June 30, 1995
(unaudited)

--------------------------------------------------------------------------------

                                        MONEY                           AGGRESSIVE
                            GROWTH     MARKET        BOND     MANAGED     GROWTH   INTERNATIONAL
                          SUBACCOUNT SUBACCOUNT   SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).................   $  4,595  $     9,014   $  3,716   $  4,978   $   (765)   $   (799)
Net realized gain (loss)
 on investments.........     36,453                    (601)     6,755      2,956       6,081
Net unrealized
 appreciation of
 investments during the
 period.................     33,449                  13,093     21,133      6,521      21,644
                           --------  -----------   --------   --------   --------    --------
Net increase in net
 assets from operations.     74,497        9,014     16,208     32,866      8,712      26,926
                           --------  -----------   --------   --------   --------    --------
FROM VARIABLE ANNUITY
 CONTRACT TRANSACTIONS
Contractowners' net
 payments...............      4,203    2,710,638                 1,794      7,423      51,190
Administrative charges..       (184)                    (33)      (110)       (35)        (89)
Surrenders and
 forfeitures............     (8,771)      (4,381)               (4,364)    (3,527)     (2,264)
Transfers between
 investment portfolios..     38,010   (2,093,868)     2,696    (17,235)   101,662     141,736
                           --------  -----------   --------   --------   --------    --------
Net increase (decrease)
 in net assets derived
 from contract
 transactions...........     33,258      612,389      2,663    (19,915)   105,523     190,573
                           --------  -----------   --------   --------   --------    --------
Total increase in net
 assets.................    107,755      621,403     18,871     12,951    114,235     217,499
NET ASSETS
 Beginning of period....    468,055      292,118    131,761    306,221    112,880     280,604
                           --------  -----------   --------   --------   --------    --------
 End of period..........   $575,810  $   913,521   $150,632   $319,172   $227,115    $498,103
                           ========  ===========   ========   ========   ========    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Period Ended June 30, 1995
(unaudited)

--------------------------------------------------------------------------------

                           FIDELITY   FIDELITY              FIDELITY
                             HIGH     EQUITY-    FIDELITY    ASSET     FIDELITY
                            INCOME     INCOME     GROWTH    MANAGER   INDEX 500
                          SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
--------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).................   $  2,529   $  2,887   $   (565)  $  1,392   $   422
Net realized gain (loss)
 on investments.........          8     18,266         53        (89)       87
Net unrealized
 appreciation of
 investments during the
 period.................     12,568     41,480     55,337      8,226     7,025
                           --------   --------   --------   --------   -------
Net increase in net
 assets from operations.     15,105     62,633     54,825      9,529     7,534
                           --------   --------   --------   --------   -------
FROM VARIABLE ANNUITY
 CONTRACT TRANSACTIONS
Contractowners' net
 payments...............     13,458     67,144      7,180     34,934     2,375
Administrative charges..         (5)       (16)        (7)        (3)      (12)
Surrenders and
 forfeitures............                                      (2,483)
Transfers between
 investment portfolios..    409,852    295,260    208,692    131,318    40,100
                           --------   --------   --------   --------   -------
Net increase in net
 assets derived from
 contract transactions..    423,305    362,388    215,865    163,766    42,463
                           --------   --------   --------   --------   -------
Total increase in net
 assets.................    438,410    425,021    270,690    173,295    49,997
NET ASSETS
 Beginning of period....     36,564    197,077    103,332    109,913    31,737
                           --------   --------   --------   --------   -------
 End of period..........   $474,974   $622,098   $374,022   $283,208   $81,734
                           ========   ========   ========   ========   =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Period Ended June 30, 1995
(unaudited)

--------------------------------------------------------------------------------

                                       QUEST FOR  QUEST FOR
                           QUEST FOR     VALUE      VALUE     SCUDDER   DREYFUS ZERO
                          VALUE EQUITY SMALL CAP   MANAGED      BOND    COUPON 2000
                           SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).................    $   (449)   $   (832)  $   (392)  $ 1,167     $   800
Net realized gain on
 investments............          78         289        190         6           3
Net unrealized
 appreciation of
 investments during the
 period.................      26,733      18,389     41,915     3,580       3,157
                            --------    --------   --------   -------     -------
Net increase in net
 assets from operations.      26,362      17,846     41,713     4,753       3,960
                            --------    --------   --------   -------     -------
FROM VARIABLE ANNUITY
 CONTRACT TRANSACTIONS
Contractowners' net
 payments...............       6,709      19,366     17,891     1,100
Administrative charges..         (22)         (6)       (24)       (6)
Surrenders and
 forfeitures............                             (1,291)
Transfers between
 investment portfolios..     183,140     248,154    253,109    31,915      19,613
                            --------    --------   --------   -------     -------
Net increase in net
 assets derived from
 contract transactions..     189,827     267,514    269,685    33,009      19,613
                            --------    --------   --------   -------     -------
Total increase in net
 assets.................     216,189     285,360    311,398    37,762      23,573
NET ASSETS
 Beginning of period....      59,298     101,671     79,589    33,390      25,004
                            --------    --------   --------   -------     -------
 End of period..........    $275,487    $387,031   $390,987   $71,152     $48,577
                            ========    ========   ========   =======     =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1994

--------------------------------------------------------------------------------

                                        MONEY                           AGGRESSIVE
                            GROWTH     MARKET        BOND     MANAGED     GROWTH   INTERNATIONAL
                          SUBACCOUNT SUBACCOUNT   SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).................   $  3,327  $     2,849   $  2,946   $  3,726   $   (473)   $ (1,222)
Net realized gain (loss)
 on investments.........      1,417                  (2,743)    (2,056)     1,177       2,864
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 year...................       (510)                 (2,583)    (2,999)     2,817      (8,211)
                           --------  -----------   --------   --------   --------    --------
Net increase (decrease)
 in net assets from
 operations.............      4,234        2,849     (2,380)    (1,329)     3,521      (6,569)
                           --------  -----------   --------   --------   --------    --------
FROM VARIABLE ANNUITY
 CONTRACT TRANSACTIONS
Contractowners' net
 payments...............      7,776    1,952,633                16,865     (2,100)      8,376
Surrenders and
 forfeitures............     (3,290)                 (1,311)    (6,507)       (48)     (2,670)
Transfers between
 investment portfolios..    434,121   (1,688,526)   110,742    272,262     84,961     254,684
                           --------  -----------   --------   --------   --------    --------
Net increase in net
 assets derived from
 contract transactions..    438,607      264,107    109,431    282,620     82,813     260,390
                           --------  -----------   --------   --------   --------    --------
 Total increase in net
  assets................    442,841      266,956    107,051    281,291     86,334     253,821
NET ASSETS
 Beginning of year......     25,214       25,162     24,710     24,930     26,546      26,783
                           --------  -----------   --------   --------   --------    --------
 End of year............   $468,055  $   292,118   $131,761   $306,221   $112,880    $280,604
                           ========  ===========   ========   ========   ========    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets For the Year Ended December 31, 1994

--------------------------------------------------------------------------------

                           FIDELITY   FIDELITY              FIDELITY
                             HIGH     EQUITY-    FIDELITY    ASSET     FIDELITY
                            INCOME     INCOME     GROWTH    MANAGER   INDEX 500
                          SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
--------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).................   $   (24)   $    583   $   (131)  $    (80)  $   (12)
Net realized gain (loss)
 on investments.........      (121)       (139)        62          1
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 year...................      (199)       (505)     2,214     (1,913)       61
                           -------    --------   --------   --------   -------
Net increase (decrease)
 in net assets from
 operations.............      (344)        (61)     2,145     (1,992)       49
                           -------    --------   --------   --------   -------
FROM VARIABLE ANNUITY
 CONTRACT TRANSACTIONS
Contractowners' net
 payments...............       200         200        101         40
Transfers between
 investment portfolios..    11,708     171,938     76,086     86,865     6,688
                           -------    --------   --------   --------   -------
Net increase in net
 assets derived from
 contract transactions..    11,908     172,138     76,187     86,905     6,688
                           -------    --------   --------   --------   -------
Capital contribution
 from Provident Mutual
 Life Insurance Company.    25,000      25,000     25,000     25,000    25,000
                           -------    --------   --------   --------   -------
Total increase in net
 assets.................    36,564     197,077    103,332    109,913    31,737
NET ASSETS
 Beginning of year......
                           -------    --------   --------   --------   -------
 End of year............   $36,564    $197,077   $103,332   $109,913   $31,737
                           =======    ========   ========   ========   =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets For the Year Ended December 31, 1994

--------------------------------------------------------------------------------

                                       QUEST FOR  QUEST FOR
                           QUEST FOR     VALUE      VALUE     SCUDDER   DREYFUS ZERO
                          VALUE EQUITY SMALL CAP   MANAGED      BOND    COUPON 2000
                           SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).................    $   (42)    $   (126)  $   (66)   $   388     $   544
Net realized gain (loss)
 on investments.........                     (49)       22        (27)
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 year...................       (210)       2,741      (738)      (183)       (540)
                            -------     --------   -------    -------     -------
Net increase (decrease)
 in net assets from
 operations.............       (252)       2,566      (782)       178           4
                            -------     --------   -------    -------     -------
FROM VARIABLE ANNUITY
 CONTRACT TRANSACTIONS
Contractowners' net
 payments...............        402                    403
Transfers between
 investment portfolios..     34,148       74,105    54,968      8,212
                            -------     --------   -------    -------     -------
Net increase in net
 assets derived from
 contract transactions..     34,550       74,105    55,371      8,212
                            -------     --------   -------    -------     -------
Capital contribution
 from Provident Mutual
 Life Insurance Company.     25,000       25,000    25,000     25,000      25,000
                            -------     --------   -------    -------     -------
Total increase in net
 assets.................     59,298      101,671    79,589     33,390      25,004
NET ASSETS
 Beginning of year......
                            -------     --------   -------    -------     -------
 End of year............    $59,298     $101,671   $79,589    $33,390     $25,004
                            =======     ========   =======    =======     =======

See accompanying notes to financial statements

-------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited)

-------------------------------------------------------------------------------
1. ORGANIZATION

The Provident Mutual Variable Annuity Separate Account (Separate Account) was established on October 19, 1992 by Provident Mutual Life Insurance Company (Provident Mutual) under the provisions of Pennsylvania law. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

Provident Mutual has structured the Separate Account into unit investment trust form registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of sixteen Subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth and International Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity High Income, Fidelity Equity-Income and Fidelity Growth Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager and Fidelity Index 500 Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the Quest for Value Equity, Quest for Value Small Cap and Quest for Value Managed Subaccounts invest in the corresponding portfolios of the Quest for Value Accumulation Trust; the Scudder Bond Subaccount invests in the Bond Portfolio of the Scudder Variable Life Investment Fund; and the Dreyfus Zero Coupon 2000 Subaccount invests in the Zero Coupon 2000 Portfolio of the Dreyfus Variable Investment Fund.

The Growth, Money Market, Bond, Managed, Aggressive Growth and International Subaccounts are available to owners of a Market Street VIP contract. All sixteen Subaccounts are available to owners of a Market Street VIP/2 contract.

Net premiums from the Contracts are allocated to the Subaccounts in accordance with contractowner instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (Note 4). The Separate Account's assets are the property of Provident Mutual.

Transfers among investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of Provident Mutual's General Account.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

 Investment Valuation:

Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

 Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

The operations of the Separate Account are included in the Federal income tax return of Provident Mutual. Under the provisions of the Contracts, Provident Mutual has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

3. INVESTMENTS

At June 30, 1995, the investments of the respective Subaccounts are as follows:
--------------------------------------------------------------------------------

                                                   SHARES    COST   MARKET VALUE
--------------------------------------------------------------------------------
Market Street Fund, Inc.:
 Growth Portfolio.................................  38,775 $542,834   $575,810
 Money Market Portfolio........................... 847,469 $847,469   $847,469
 Bond Portfolio...................................  14,171 $140,735   $150,632
 Managed Portfolio................................  24,290 $301,299   $319,172
 Aggressive Growth Portfolio......................  13,908 $216,231   $227,115
 International Portfolio..........................  41,165 $482,887   $498,103

Variable Insurance Products Fund:
 High Income Portfolio............................  42,446 $462,605   $474,974
 Equity-Income Portfolio..........................  36,832 $581,123   $622,098
 Growth Portfolio.................................  14,008 $316,471   $374,022

Variable Insurance Products Fund II:
 Asset Manager Portfolio..........................  19,763 $276,895   $283,208
 Index 500 Portfolio..............................   1,234  $74,648    $81,734

Quest for Value Accumulation Trust:
 Equity Portfolio.................................  12,370 $248,964   $275,487
 Small Cap Portfolio..............................  21,211 $367,028   $388,158
 Managed Portfolio................................  14,515 $348,683   $389,860

Scudder Variable Life Investment Fund:
 Bond Portfolio...................................  10,267  $67,755    $71,152

Dreyfus Variable Investment Fund:
 Zero Coupon 2000 Portfolio.......................   3,908  $45,960    $48,577

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------
3. INVESTMENTS, CONTINUED

During the six months ended June 30, 1995 and the year ended December 31, 1994, transactions in investment shares were as follows:

--------------------------------------------------------------------------------

                                           MARKET STREET FUND, INC.
------------------------------------------------------------------------------------------

                          GROWTH PORTFOLIO    MONEY MARKET PORTFOLIO     BOND PORTFOLIO
------------------------------------------------------------------------------------------
                            1995      1994       1995         1994       1995      1994
------------------------------------------------------------------------------------------
Shares purchased........     8,236    39,805    2,440,783    1,710,083      889    12,751
Shares received from
 reinvestment of:
 Dividends..............       576       418        9,244        2,816      457       349
 Capital gain
  distributions.........     2,735         1                                           56
                          --------  --------  -----------  -----------  -------  --------
Total shares acquired...    11,547    40,224    2,450,027    1,712,899    1,346    13,156
Total shares redeemed...    (6,223)   (8,562)  (1,751,517)  (1,589,046)    (721)   (1,814)
                          --------  --------  -----------  -----------  -------  --------
Net increase in shares
 owned..................     5,324    31,662      698,510      123,853      625    11,342
Shares owned, beginning
 of period..............    33,451     1,789      148,959       25,106   13,546     2,204
                          --------  --------  -----------  -----------  -------  --------
Shares owned, end of
 period.................    38,775    33,451      847,469      148,959   14,171    13,546
                          ========  ========  ===========  ===========  =======  ========
Cost of shares acquired.  $159,296  $562,343  $ 2,450,027  $ 1,712,899  $13,792  $130,514
                          ========  ========  ===========  ===========  =======  ========
Cost of shares redeemed.  $ 85,246  $118,736  $ 1,751,517  $ 1,589,046  $ 8,053  $ 20,841
                          ========  ========  ===========  ===========  =======  ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        MARKET STREET FUND, INC.
-------------------------------------------------------------------------------------
                                              AGGRESSIVE GROWTH     INTERNATIONAL
                          MANAGED PORTFOLIO       PORTFOLIO           PORTFOLIO
-------------------------------------------------------------------------------------
                            1995      1994      1995      1994      1995      1994
-------------------------------------------------------------------------------------
Shares purchased........     9,228    27,114     7,694     8,622    21,753    32,119
Shares received from
 reinvestment of:
 Dividends..............       545       446                           142         7
 Capital gain
  distributions.........        29        90        64                 672        46
                          --------  --------  --------  --------  --------  --------
Total shares acquired...     9,802    27,650     7,758     8,622    22,567    32,172
Total shares redeemed...   (11,161)   (3,880)   (1,162)   (3,028)   (5,542)  (10,288)
                          --------  --------  --------  --------  --------  --------
Net increase (decrease)
 in shares owned........    (1,359)   23,770     6,596     5,594    17,025    21,884
Shares owned, beginning
 of period..............    25,649     1,879     7,312     1,718    24,140     2,256
                          --------  --------  --------  --------  --------  --------
Shares owned, end of
 period.................    24,290    25,649    13,908     7,312    41,165    24,140
                          ========  ========  ========  ========  ========  ========
Cost of shares acquired.  $126,097  $333,840  $124,232  $128,628  $260,612  $381,808
                          ========  ========  ========  ========  ========  ========
Cost of shares redeemed.  $134,304  $ 49,525  $ 16,606  $ 45,023  $ 64,900  $119,633
                          ========  ========  ========  ========  ========  ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------
3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                    VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------
                            HIGH INCOME        EQUITY-INCOME          GROWTH
                             PORTFOLIO           PORTFOLIO           PORTFOLIO
------------------------------------------------------------------------------------
                            1995     1994      1995      1994      1995      1994
------------------------------------------------------------------------------------
Shares purchased........    38,751    3,865    23,100    13,124     9,240     4,858
Shares received from
 reinvestment of:
 Dividends..............       351                343        49        34
 Capital gain
  distributions.........                        1,208
                          --------  -------  --------  --------  --------  --------
Total shares acquired...    39,102    3,865    24,651    13,173     9,274     4,858
Total shares redeemed...       (56)    (465)     (669)     (323)      (36)      (88)
                          --------  -------  --------  --------  --------  --------
Net increase in shares
 owned..................    39,046    3,400    23,982    12,850     9,238     4,770
Shares owned, beginning
 of period..............     3,400             12,850               4,770
                          --------  -------  --------  --------  --------  --------
Shares owned, end of
 period.................    42,446    3,400    36,832    12,850    14,008     4,770
                          ========  =======  ========  ========  ========  ========
Cost of shares acquired.  $426,427  $41,846  $393,788  $202,796  $215,976  $103,111
                          ========  =======  ========  ========  ========  ========
Cost of shares redeemed.  $    609  $ 5,059  $ 10,422  $  5,039  $    754  $  1,862
                          ========  =======  ========  ========  ========  ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      VARIABLE INSURANCE PRODUCTS FUND II
-------------------------------------------------------------------------------
                                     ASSET MANAGER        INDEX 500
                                       PORTFOLIO          PORTFOLIO
-------------------------------------------------------------------------------
                                     1995      1994     1995     1994
-------------------------------------------------------------------------------
Shares purchased.................    12,112     8,109      661      565
Shares received from reinvestment
 of:
 Dividends.......................       170                  9
 Capital gain distributions......                            1
                                   --------  --------  -------  -------
Total shares acquired............    12,282     8,109      671      565
Total shares redeemed............      (495)     (133)      (2)
                                   --------  --------  -------  -------
Net increase in shares owned.....    11,787     7,976      669      565
Shares owned, beginning of
 period..........................     7,976                565
                                   --------  --------  -------  -------
Shares owned, end of period......    19,763     7,976    1,234      565
                                   ========  ========  =======  =======
Cost of shares acquired..........  $172,036  $113,801  $43,080  $31,688
                                   ========  ========  =======  =======
Cost of shares redeemed..........  $  7,047  $  1,895  $   120
                                   ========  ========  =======  =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------
3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                  QUEST FOR VALUE ACCUMULATION TRUST
----------------------------------------------------------------------------------
                               EQUITY           SMALL CAP           MANAGED
                             PORTFOLIO          PORTFOLIO          PORTFOLIO
----------------------------------------------------------------------------------
                            1995     1994     1995      1994      1995     1994
----------------------------------------------------------------------------------
Shares purchased........     9,112    3,275   15,401     5,968    10,813    3,914
Shares received from
 reinvestment of:
 Dividends..............        15                19                  24
 Capital gain
  distributions.........                          17
                          --------  ------- --------  --------  --------  -------
Total shares acquired...     9,127    3,275   15,437     5,968    10,837    3,914
Total shares redeemed...       (32)              (83)     (111)     (146)     (90)
                          --------  ------- --------  --------  --------  -------
Net increase in shares
 owned..................     9,095    3,275   15,354     5,857    10,691    3,824
Shares owned, beginning
 of period..............     3,275             5,857               3,824
                          --------  ------- --------  --------  --------  -------
Shares owned, end of
 period.................    12,370    3,275   21,211     5,857    14,515    3,824
                          ========  ======= ========  ========  ========  =======
Cost of shares acquired.  $189,987  $59,550 $269,431  $100,991  $271,399  $82,304
                          ========  ======= ========  ========  ========  =======
Cost of shares redeemed.  $    573          $  1,459  $  1,935  $  3,109  $ 1,911
                          ========  ======= ========  ========  ========  =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      SCUDDER VARIABLE LIFE   DREYFUS VARIABLE
                                         INVESTMENT FUND       INVESTMENT FUND
--------------------------------------------------------------------------------
                                                                 ZERO COUPON
                                         BOND PORTFOLIO        2000 PORTFOLIO
--------------------------------------------------------------------------------
                                         1995        1994       1995      1994
--------------------------------------------------------------------------------
Shares purchased....................       4,936       5,289     1,646     2,149
Shares received from reinvestment of
 dividends..........................         202          62        71        46
                                      ----------  ----------  --------  --------
Total shares acquired...............       5,138       5,351     1,717     2,195
Total shares redeemed...............         (26)       (196)       (4)
                                      ----------  ----------  --------  --------
Net increase in shares owned........       5,112       5,155     1,713     2,195
Shares owned, beginning of period...       5,155                 2,195
                                      ----------  ----------  --------  --------
Shares owned, end of period.........      10,267       5,155     3,908     2,195
                                      ==========  ==========  ========  ========
Cost of shares acquired.............  $   34,339  $   34,872  $ 20,465  $ 25,544
                                      ==========  ==========  ========  ========
Cost of shares redeemed.............  $      170  $    1,286  $     49
                                      ==========  ==========  ========  ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements (unaudited) -- concluded

--------------------------------------------------------------------------------
4. RELATED PARTY TRANSACTIONS

Certain deductions are made from the Subaccounts and/or the premiums by Provident Mutual. The deductions may include (1) surrender charges, (2) administration fees, (3) transfer processing fees, (4) mortality and expense risk charges and (5) premium taxes.

There are no sales expenses deducted from premiums at the time the premiums are paid. If a contract has not been in force for six full years, upon surrender or for certain withdrawals, a surrender charge is deducted from the proceeds. However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges.

An annual administrative fee of $30 is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. In addition, to compensate for costs associated with administration of the Market Street VIP/2 contracts, Provident Mutual deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations.

During any given contract year, the first four transfers by Market Street VIP contractowners and the first twelve transfers by Market Street VIP/2 contractowners of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. No transfer fees were incurred during the six months ended June 30, 1995 or the year ended December 31, 1994.

The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the Market Street VIP/2 contracts. Provident Mutual reserves the right to increase this charge for the Market Street VIP contracts, but in no event will it be greater than 1.25%.

State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

-------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Supplementary Information (unaudited)

-------------------------------------------------------------------------------
  The table below shows the net rates of return for the Subaccounts. The net rate of return is applicable to net assets for a variable annuity contract whose contract year commences with the beginning date of the year shown and is not based on the average net assets in the Subaccounts during the year.

  The performance for each Subaccount is shown as the net rate of return which reflects the Subaccounts' investment income and capital gains and losses, realized or unrealized, less charges against the Subaccounts' assets for the period shown.


----------------------------------------------------------------------------------------------------------------------
                                                                                                 FIDELITY   FIDELITY
                                      MONEY                           AGGRESSIVE                   HIGH     EQUITY-
                           GROWTH     MARKET     BOND      MANAGED      GROWTH     INTERNATIONAL  INCOME     INCOME
----------------------------------------------------------------------------------------------------------------------
 MARKET STREET VIP
 For the six months
  ended:
  June 30, 1995..........  15.92%     2.18%     12.27%     12.19%       5.99%          6.91%        --         --
 For the year ended:
 December 31, 1994.......   0.60%(1)  2.45%(2)  (6.85)%(1) (2.06)%(3)  (2.18)%(1)     (3.77)%(1)    --         --
 MARKET STREET VIP/2
 For the six months
  ended:
  June 30, 1995..........  15.80%     2.08%     12.16%     12.08%       5.88           6.80%      11.22%    16.33%
 For the year ended:
 December 31, 1994.......  (1.40)%(5) 0.69%(6)   0.68%(7)  (0.09)%(8)   0.99%(9)      (3.74)%(5)   0.01%(5) (1.73)%(5)

  The net rate of return was calculated from the date contractowner funds were first allocated to the Subaccount referenced above as follows: (1) February 14, 1994, (2) January 28, 1994, (3) March 10, 1994, (4) March 1, 1995, (5)
October 21, 1994, (6) October 19, 1994, (7) November 22, 1994, (8) November
14, 1994, (9) October 26, 1994, (10) November 29, 1994 and (11) November 15,
1994.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Supplementary Information (unaudited)

--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
            FIDELITY                 QUEST FOR    QUEST FOR  QUEST FOR
FIDELITY     ASSET      FIDELITY       VALUE        VALUE      VALUE     SCUDDER   DREYFUS ZERO
 GROWTH     MANAGER     INDEX 500     EQUITY      SMALL CAP   MANAGED     BOND     COUPON 2000
-----------------------------------------------------------------------------------------------
   --          --          --            --          --          --        --          --
   --          --          --            --          --          --        --          --
 22.92%       5.40%      19.20%       22.59%        4.88%     28.81%      9.63%       6.42%(4)
  0.94%(5)   (3.06)%(9)   1.00%(10)   (2.54)%(11)   2.02%(5)  (1.73)%(5)  0.84%(9)     --

-------------------------------------------------------------------------------
To Our Variable Life Policyowners and Variable Annuity Contractowners:

-------------------------------------------------------------------------------

We are pleased to send you the 1995 Semi-Annual Report for Market Street Fund, Inc., its Growth, Money Market, Bond, Managed, Aggressive Growth and Interna-tional Portfolios.

Economic Overview and Investment Perspective

In the 1994 Annual Report for the Market Street Fund I began with the obvi-ous--that 1994 was a year that most investors would rather forget, with the average stock down a bit and the average bond down a lot. I also prognosti-cated a bit:

  "Perhaps surprisingly, a breakout of positive performance in both the fixed income and equity markets will probably have to await compelling signs of a slowdown in the pace of U.S. economic activity. This will be the price the Fed will require before it can move back from its policy of constantly in-creasing interest rates. Such a scenario may hopefully unfold in late 1995 or early 1996."

Guess what? It happened just that way with the economy slowing, inflation re-maining low, open market interest rates falling, and the Fed putting a coda on first half economic events with an early July cut in the Fed Funds rate. The investment markets reacted just as predicted, with total returns over the first six months of 1995 of 20.1% for the S&P 500 Index, 14.4% for the Russell 2000 Index, 12.6% for the Lehman Aggregate Bond Index and 2.6% for the EAFE Index.

Yes, I know. I predicted that the recovery in security prices would unfold in LATE 1995 or early 1996. And it came at least six months early. But, those are the kinds of errors which can be easily forgiven or even applauded, aren't they? Particularly so for the patient, long term investor. Once again the risks of market timing and the rewards of long term, patient investment strat-egies have been demonstrated.

Review of Fund Portfolio Performance

The Annual Reviews and performance charts* for each Portfolio (other than the Money Market Portfolio) contained in this Annual Report show the growth of $10,000 over the period shown assuming reinvestment of all dividends. The per-formance is then compared to a relevant index. As always, it is important to recall in interpreting these results that the advisers of the equity portfo-lios of Market Street Fund do not engage in market timing. That is to say that in all but times of great market turmoil, they endeavor to keep the vast ma-jority of portfolio assets invested in common stocks. Thus, they attempt to add value by stock selection utilizing the methods and in the markets speci-fied in the Fund Prospectus. Their performance should be judged according to how well they do relative to market indices measuring the same type of activi-ty.

We appreciate the opportunity to have served you in the past and look forward to serving you during the remainder of 1995 and many years into the future.

/s/ STANLEY R. REBER

Stanley R. Reber President The Market Street Fund, Inc.
*Past performance is not predictive of future results. Moreover, the relation-ship between the performance of the Fund Portfolios and the actual increases or decreases in a policy's cash value is not directly proportional due to cer-tain charges deducted from premiums and under the policies which are not re-flected in the above figures. Please see the current prospectus for an expla-nation of these charges and for illustrations which take such charges into ac-count in calculating cash values.

-------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

1995 Semi-Annual Review

Newbold's Asset Management, Inc.

-------------------------------------------------------------------------------
  For the first six months of the year, the Market Street Fund Growth Portfo-lio was up 16.6% compared with 20.1% for the Standard & Poor's 500 Index. The equity markets continued to embrace the so-called "soft landing" scenario for the economy during the second quarter of 1995 reflecting hopes for slower but sustainable economic growth. Returns were robust led by the NASDAQ which in-creased 14.2%.

  In this environment, Newbold's conservatively postured portfolios failed to keep full pace with the surging market. However, we believe that our perfor-mance was quite good considering that the shortfall relative to the market av-erages was largely attributable to the lack of investment in the technology sector. This high P/E, low yielding sector produced exceptional returns during the second quarter (S&P Technology +24%) but offered few candidates for our disciplined low P/E, high yielding investment process. It is important to note though, that technology's greater than market price earnings ratios bring greater than market risk. Hence, much of this outperformance could unwind in the event of a market correction to the advantage of Newbold's portfolios.

  Newbold's underweighting in technology is somewhat offset by an overweighting in utilities and, particularly, the regional and long distance telephone companies. The utility investment, as a whole, tends to dampen port-folio volatility in the event of market weakness. The telephone issues specif-ically, have lagged the market due to regulatory uncertainty, despite very strong fundamentals.

  Finally, Newbold's portfolios reflect an overweighting in consumer cyclical issues. We continue to believe that cyclicals offer good value given their modest valuations and believe that, with patience, good returns will be real-ized over time. In this regard, the improving performance of Goodyear and Ford during the second quarter was encouraging. The overweighting in these issues is offset by a comparable underweighting in consumer staples. This sector is similar to technology, offering few candidates that meet value criteria.

Timothy M. Havens
President

                              Market Street Fund
                               Growth Portfolio

                             [GRAPH APPEARS HERE]
                             (Plot Points To Come)

                                  Growth Fund
-------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------

                                                                                               Since
  1 Year                            5 Year                                                   Inception*
-------------------------------------------------------------------------------------------------------
  20.43%                            10.46%                                                     12.10%

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Schedule of Investments, June 30, 1995
(Unaudited)

--------------------------------------------------------------------------------

                                             PERCENTAGE   NUMBER
                                            OF PORTFOLIO OF SHARES    VALUE
-------------------------------------------------------------------------------
COMMON STOCK (91.4%)
Aerospace & Defense........................     4.8%
 Boeing Co.................................               37,600   $  2,354,700
 United Technologies Corp..................               55,500      4,335,937
                                                                   ------------
                                                                      6,690,637
                                                                   ------------
Automotive & Equipment.....................     5.0%
 Ford Motor Co.............................               95,000      2,826,250
 General Motors Corp.......................               86,700      4,064,062
                                                                   ------------
                                                                      6,890,312
                                                                   ------------
Building & Building Supplies...............     1.5%
 Masco Corp................................               75,900      2,049,300
                                                                   ------------
Business Services & Media..................     2.8%
 Dun & Bradstreet Corp.....................               50,700      2,661,750
 New York Times Co.........................               51,900      1,219,650
                                                                   ------------
                                                                      3,881,400
                                                                   ------------
Chemicals & Allied Products................     3.0%
 Dow Chemical Co...........................               54,900      3,945,937
*Great Lakes Chemical Corp.................                4,200        253,050
                                                                   ------------
                                                                      4,198,987
                                                                   ------------
Diversified................................     4.4%
 Allied-Signal, Inc........................                6,100        271,450
 Hanson Trust Plc ADR......................               66,200      1,166,775
 ITT Corp..................................               12,200      1,433,500
 Tenneco, Inc..............................               70,400      3,238,400
                                                                   ------------
                                                                      6,110,125
                                                                   ------------
Drugs & Health Care........................     6.2%
 Baxter International, Inc.................               76,600      2,786,325
 Rhone Poulenc SA Sponsored ADR............               42,300        930,600
 U.S. Healthcare, Inc......................               44,000      1,347,500
 Warner Lambert Co.........................               41,400      3,575,925
                                                                   ------------
                                                                      8,640,350
                                                                   ------------
Electronics................................     0.9%
 General Electric Co.......................               23,300      1,313,538
                                                                   ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Schedule of Investments, June 30, 1995 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                              PERCENTAGE   NUMBER
                                             OF PORTFOLIO OF SHARES    VALUE
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance--Banks..............................     6.9%
 Bankamerica Corp...........................               51,300   $  2,699,662
 Bankers Trust New York Corp................               23,400      1,450,800
 Chase Manhattan Corp.......................               43,500      2,044,500
 Fleet Financial Group, Inc.................               55,800      2,071,575
 Nations Bank Corp..........................               23,800      1,276,275
                                                                    ------------
                                                                       9,542,812
                                                                    ------------
Finance--Insurance..........................     3.5%
 Aetna Life & Casualty Co...................               22,800      1,433,550
 Chubb Corp.................................               22,000      1,762,750
 Providian Corp.............................               47,400      1,718,250
                                                                    ------------
                                                                       4,914,550
                                                                    ------------
Finance--Investment & Other.................     1.1%
 Federal National Mortgage Association......               16,300      1,538,313
                                                                    ------------
Foods.......................................     1.1%
 *Conagra, Inc..............................               42,200      1,471,725
                                                                    ------------
Natural Gas.................................     0.9%
 TransCanada Pipelines Ltd..................               89,500      1,197,062
                                                                    ------------
Non-Ferrous Metals & Mining.................     2.4%
 Aluminum Co. Of America....................               65,400      3,278,175
                                                                    ------------
Office Equipment & Supplies.................     0.9%
 Pitney Bowes, Inc..........................               31,500      1,208,813
                                                                    ------------
Oil Equipment & Services....................     2.0%
 Schlumberger Ltd...........................               45,600      2,832,900
                                                                    ------------
Oil & Other Energy Sources..................     7.6%
 Atlantic Richfield Co......................               38,100      4,181,475
 Chevron Corp...............................               64,200      2,993,325
 Exxon Corp.................................               27,700      1,956,312
 USX Marathon Group.........................               72,500      1,431,874
                                                                    ------------
                                                                      10,562,986
                                                                    ------------
Paper & Forest Products.....................     4.2%
 International Paper Co.....................               46,700      4,004,525
 Mead Corp..................................               31,400      1,864,375
                                                                    ------------
                                                                       5,868,900
                                                                    ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Schedule of Investments, June 30, 1995 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                              PERCENTAGE   NUMBER
                                             OF PORTFOLIO OF SHARES    VALUE
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Pollution Control..........................      1.9%
 WMX Technologies, Inc.....................                 92,500  $  2,624,688
                                                                    ------------
Retail Food Chains.........................      1.6%
 American Stores Co........................                 78,700     2,213,437
                                                                    ------------
Rubber.....................................      2.8%
 Goodyear Tire & Rubber Co.................                 93,700     3,865,125
                                                                    ------------
Retail Stores..............................      6.1%
 Dayton-Hudson Corp........................                  9,800       703,150
 Penney (J.C.) Co., Inc....................                 23,000     1,104,000
 K-Mart Corp...............................                172,900     2,528,662
 Limited, Inc..............................                113,500     2,497,000
 May Department Stores Co..................                 41,600     1,731,600
                                                                    ------------
                                                                       8,564,412
                                                                    ------------
Telecommunications.........................      5.2%
 AT&T Corp.................................                 42,100     2,236,563
 MCI Communications Corp...................                 66,200     1,456,400
 Sprint Corp...............................                105,000     3,530,625
                                                                    ------------
                                                                       7,223,588
                                                                    ------------
Tobacco....................................      2.4%
 RJR Nabisco Holdings Corp.................                118,240     3,295,940
                                                                    ------------
Transportation.............................      1.0%
 Consolidated Rail Corp....................                 25,400     1,412,875
                                                                    ------------
Utilities--Electric........................      5.1%
 Entergy Corp..............................                 97,300     2,347,363
 FPL Group, Inc............................                 36,000     1,390,500
 General Public Utilities Corp.............                 69,000     2,052,750
 Southern Co...............................                 56,200     1,257,475
                                                                    ------------
                                                                       7,048,088
                                                                    ------------
Utilities--Natural Gas.....................      0.9%
 Panhandle Eastern Corp....................                 54,300     1,323,563
                                                                    ------------
Utilities--Telephone.......................      5.2%
 Bellsouth Corp............................                 13,300       844,550
 GTE Corp..................................                 82,100     2,801,663
 NYNEX Corp................................                 88,700     3,570,175
                                                                    ------------
                                                                       7,216,388
                                                                    ------------
 TOTAL COMMON STOCK (COST $113,660,665)....                          126,978,989
                                                                    ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Schedule of Investments, June 30, 1995 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                         AMOUNT OR
                                             PERCENTAGE    NUMBER
                                            OF PORTFOLIO OF SHARES     VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK (0.5%)
 RJR Nabisco Holdings Corp.,
  1/10 Convertible Series C, Preferred
  (Cost $718,513).........................                  106,400 $    651,700
                                                                    ------------
SHORT-TERM INVESTMENTS (8.1%)
 Cigna Corp., 6.0483%, Due 07/10/95.......               $2,000,000    2,000,000
 General Electric Capital Corp., 5.9637%,
  Due 07/05/95............................                3,000,000    3,000,000
 General Electric Capital Corp., 5.9814%,
  Due 07/26/95............................                1,500,000    1,500,000
 General Motors Acceptance Corp., 5.97%,
  Due 08/02/95............................                1,600,000    1,591,509
 New England Power Co., 5.95%, Due
  07/17/95................................                1,000,000      997,356
 Pennsylvania Power & Light, 6.00%, Due
  07/12/95................................                1,000,000      998,167
 Temporary Investment Fund, Inc.--
  TempCash................................                1,226,388    1,226,388
                                                                    ------------
 TOTAL SHORT-TERM INVESTMENTS (COST
  $11,313,420)............................                            11,313,420
                                                                    ------------
 TOTAL INVESTMENTS 100.0% (COST
  $125,692,598)...........................                          $138,944,109
                                                                    ============

See accompanying notes to financial statements.
* Non-Income Producing

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Schedule of Investments, June 30, 1995
(Unaudited)

--------------------------------------------------------------------------------

                                    PERCENTAGE           PRINCIPAL
                                   OF PORTFOLIO MATURITY   AMOUNT      VALUE
-------------------------------------------------------------------------------
COMMERCIAL PAPER (97.8%)
Automobiles.......................      4.1%
 Daimler Benz, 5.95%..............              07/07/95 $1,123,000 $ 1,122,072
                                                                    -----------
Computer Software Services........      3.6%
 Electronic Data Systems Corp.,
  5.95%...........................              07/17/95  1,000,000     997,356
                                                                    -----------
Electronics.......................      3.6%
 Siemens Corporation, 5.93%.......              07/12/95  1,000,000     998,187
                                                                    -----------
Finance...........................     54.5%
 Associates Corp. of North Ameri-
  ca, 5.9915%.....................              08/02/95  1,100,000   1,100,000
 BAT Capital Corp., 5.95%.........              07/21/95  1,100,000   1,096,364
 Beneficial Corp., 5.9915%........              08/11/95    600,000     600,000
 CIT Group Holdings, Inc.,
  5.9834%.........................              08/09/95  1,000,000   1,000,000
 Chevron Oil Finance Co., 5.9027%.              07/10/95  1,000,000   1,000,000
 Chrysler Financial Corp.,
  5.9846%.........................              07/18/95  1,100,000   1,100,000
 Commercial Credit Corp., 5.9764%.              08/04/95  1,200,000   1,200,000
 Ford Motor Credit Co., 5.9834%...              07/27/95  1,200,000   1,200,000
 General Electric Capital Corp.,
  5.9814%.........................              07/26/95  1,100,000   1,100,000
 General Motors Acceptance Corp.,
  5.98%...........................              08/04/95  1,100,000   1,093,787
 Household Finance Corp., 5.9834%.              08/09/95  1,200,000   1,200,000
 Norwest Financial Corp., 5.9935%.              08/02/95  1,100,000   1,100,000
 Prudential Funding Corp.,
  5.9713%.........................              07/20/95  1,200,000   1,200,000
 Smith Barney Capital Corp.,
  5.95%...........................              07/26/95  1,000,000     995,868
                                                                    -----------
                                                                     14,986,019
                                                                    -----------
Foods.............................      4.3%
 Quaker Oats Co., 6.07%...........              07/28/95  1,200,000   1,194,537
                                                                    -----------
Insurance.........................      4.4%
 American General Finance Corp.,
  5.9713%.........................              08/09/95  1,200,000   1,200,000
                                                                    -----------
Oil--Domestic.....................      3.6%
 Texaco, Inc., 5.8819%............              07/19/95  1,000,000   1,000,000
                                                                    -----------
Retail Merchandising..............      8.0%
 Sears, Roebuck and Company,
  6.0065%.........................              08/17/95  1,100,000   1,100,000
 Wal-Mart Stores, Inc., 5.95%.....              07/27/95  1,100,000   1,095,273
                                                                    -----------
                                                                      2,195,273
                                                                    -----------
Securities Brokers................      4.4%
 CS First Boston, Inc., 5.97%.....              07/19/95  1,200,000   1,196,418
                                                                    -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Schedule of Investments, June 30, 1995 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                          AMOUNT OR
                                     PERCENTAGE             NUMBER
                                    OF PORTFOLIO MATURITY OF SHARES     VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Utilities--Electric...............      7.3%
 New England Power Co., 5.95%.....               07/17/95 $1,000,000 $   997,356
 Pennsylvania Power & Light Co.,
  6.00%...........................               07/12/95  1,000,000     998,167
                                                                     -----------
                                                                       1,995,523
                                                                     -----------
 TOTAL COMMERCIAL PAPER (COST
  $26,885,385)....................                                    26,885,385
                                                                     -----------
TEMPORARY INVESTMENTS (2.2%)
 Temporary Investment Fund, Inc.--
  TempCash (Cost $592,111)........                           592,111     592,111
                                                                     -----------
 TOTAL INVESTMENTS (100.0%) (COST
  $27,477,496)....................                                   $27,477,496
                                                                     ===========

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

1995 Semi-Annual Review

Sentinel Advisors Company

-------------------------------------------------------------------------------
  The Market Street Fund Bond Portfolio's total return for the first half year 1995 was 12.9%. The Lehman Aggregate Bond Index returned 12.6% for the same time period. The Lehman Aggregate Bond Index is considered a good proxy for the fixed income market.

  Interest rates as measured by the U.S. Treasury yield curve declined signif-icantly throughout the first half of 1995. Short rates as measured by the one-year U.S. Treasury Bill Index declined over 1.6 percentage points from approx-imately 7.2% to 5.6%. The 30-year U.S. Treasury Bond Index declined almost 1.3 percentage points or from approximately 7.9% to 6.6%. Because longer maturity securities experience greater price movement for a given change in yields, the 30-year U.S. Treasury Bond Index posted a total return during this period of 20.3%, whereas the one-year U.S. Treasury Bill Index returned 4.3%.

  Although the Fund started the year with a relatively short average maturity of 6.3 years, the average maturity was extended over the period to improve performance. Cash as a percent of assets was reduced from 10% to 3% and the exposure to corporate securities was increased from 50% to 80% of assets. Av-erage quality remained very solid at double "A".

  The Fund currently has 16% of assets committed to U.S. Treasury/Agency secu-rities with an average maturity of 8.5 years. The corporate position (80% of assets) is a well diversified, high quality portfolio with an average maturity of 9.5 years. This portfolio should provide a competitive level of income and performance under current circumstances.

Richard D. Temple

                              Market Street Fund
                                Bond Portfolio


                             [GRAPH APPEARS HERE]
                             (Plot Points To Come)

                                   Bond Fund
-------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------

                                                                                               Since
  1 Year                            5 Year                                                   Inception*
-------------------------------------------------------------------------------------------------------
  12.99%                            8.34%                                                      7.99%

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Schedule of Investments, June 30, 1995
(Unaudited)

--------------------------------------------------------------------------------

                          PERCENTAGE           PRINCIPAL
                         OF PORTFOLIO MATURITY  AMOUNT      VALUE
--------------------------------------------------------------------------------
AGENCY OBLIGATIONS
 (16.8%)
Federal Home Loan Bank..     4.1%
 Federal Home Loan Bank,
  6.835%................              04/20/99 $500,000  $   498,860
                                                         -----------
Federal Home Loan
 Mortgage Corporation...     0.5%
 Federal Home Loan
  Mortgage Corp., 9.00%.              11/01/16    9,129        9,468
 Federal Home Loan
  Mortgage Corp., 8.00%.              03/01/17   52,203       52,937
                                                         -----------
                                                              62,405
                                                         -----------
Federal National
 Mortgage Association...    12.2%
 Federal National
  Mortgage Association
  Principal Strip
  Callable 10/10/96 @
  100, 8.04% Coupon If
  Not Called............              10/10/01  925,000      856,004
 Federal National
  Mortgage Association
  Principal Strip
  Callable 11/01/96 @
  100, 7.99% Coupon If
  Not Called............              11/01/01  680,000      624,308
                                                         -----------
                                                           1,480,312
                                                         -----------
 TOTAL AGENCY
  OBLIGATIONS (COST
  $2,024,581)...........                                   2,041,577
                                                         -----------
CORPORATE BONDS (80.6%)
Captive Finance.........     4.4%
 General Motors
  Acceptance Corp.,
  7.00%.................              09/15/02  525,000      530,250
                                                         -----------
Consumer Staples........     4.3%
 American Brands, Inc.,
  9.125%................              03/01/16  500,000      526,875
                                                         -----------
Finance.................     4.7%
 General Electric
  Capital Corp., 8.75%..              05/21/07  500,000      575,625
                                                         -----------
Financial Institutions..    29.5%
 ABN-AMRO Bank NV
  Subordinate Notes,
  7.25%.................              05/31/05  500,000      509,375
 Bankers Trust New York
  Corp., 6.00%..........              10/15/08  600,000      526,500
 Banque Paribas
  Subordinate Notes,
  6.875%................              03/01/09  500,000      471,250
 Chase Manhattan Corp.,
  6.75%                               08/15/08  500,000      480,625
 Chemical Banking Corp.,
  7.875%................              07/15/06  500,000      528,750
 PaineWebber Group,
  9.25%.................              12/15/01  500,000      545,625
 Swedish Export Credit
  Corp., 9.875%.........              03/15/38  475,000      533,782
                                                         -----------
                                                           3,595,907
                                                         -----------
Insurance...............     7.9%
 Integon Corp., 9.50%...              10/15/01  400,000      427,500
 Liberty Mutual
  Insurance Co., 8.20%..              05/04/07  500,000      530,000
                                                         -----------
                                                             957,500
                                                         -----------
Retail Merchandising....     4.3%
 May Department Stores
  Co., 9.125%...........              12/01/16  500,000      527,500
                                                         -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Schedule of Investments, June 30, 1995 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                           AMOUNT OR
                                      PERCENTAGE            NUMBER
                                     OF PORTFOLIO MATURITY OF SHARES    VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Taxable Municipal..................      3.6%
 Los Angeles County Special
  Obligation, 8.42%................               06/30/03 $400,000  $   440,000
                                                                     -----------
Telecommunications.................      4.5%
 Comsat Corp. Medium Term Note,
  8.05%............................               12/13/06  500,000      543,125
                                                                     -----------
Utilities..........................     17.4%
 Consolidated Natural Gas Co.,
  8.625%...........................               12/01/11  500,000      530,625
 Hydro Quebec Debentures, 8.05%....               07/07/24  500,000      543,125
 Long Island Lighting Co.
  Debentures, 9.625%...............               07/01/24  500,000      509,375
 Mississippi Power and Light Co.,
  8.80%............................               04/01/05  500,000      534,375
                                                                     -----------
                                                                       2,117,500
                                                                     -----------
 TOTAL CORPORATE BONDS (COST
  $9,431,002)......................                                    9,814,282
                                                                     -----------
SHORT-TERM INVESTMENTS (2.6%)
 Temporary Investment Fund, Inc.--
  TempCash (Cost $322,067).........                         322,067      322,067
                                                                     -----------
 TOTAL INVESTMENTS (100.0%) (COST
  $11,777,650).....................                                  $12,177,926
                                                                     ===========

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

1995 Semi-Annual Review

Sentinel Advisors Company

-------------------------------------------------------------------------------
  For the six months ending June 30, 1995, the Market Street Fund Managed Portfolio had a total return of 12.9%, compared to a return of 12.6% for the Lehman Aggregate Bond Index and the 20.1% return for the S&P 500 Index.

  The first six months of 1995 was a very favorable period for investors as interest rates declined significantly, resulting in higher bond prices. Stock prices also rallied strongly, reflecting both lower interest rates and corpo-rate earnings which exceeded most analysts' expectations. Technology stocks led the market as companies continued to invest heavily in new technology to boost productivity. Financial services stocks also performed well.

  The Market Street Fund Managed Portfolio began the year with a conservative investment allocation of 38.7% in stocks, 50.4% in bonds and 10.9% in cash. This allocation partly reflected the difficult market environment of 1994. During the six month period, the equity holdings of the fund were steadily in-creased to 45.7% by the end of June. Bond investments were reduced modestly to 46.2% of investments as interest rates declined, and the Fund's cash position was reduced to 8.1%. The most significant factor impacting the relative per-formance of the Managed Portfolio over the six month period was investment al-location. Funds with the greatest exposure to common stocks generally had the best returns. Technology stocks were particularly strong during June, and the Portfolio's underweighting in this sector acted as a drag on portfolio perfor-mance. The Portfolio's financial stock holdings and longer maturity bonds con-tributed positively, as they outperformed other sectors of their respective markets.

Rodney A. Buck, C.F.A
Richard A. Pender, C.F.A

                              Market Street Fund
                               Managed Portfolio

                             [GRAPH APPEARS HERE]
                             (Plot Points To Come)

                                 Managed Fund
-------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------

                                                                                               Since
  1 Year                            5 Year                                                   Inception*
-------------------------------------------------------------------------------------------------------
  14.49%                            8.50%                                                      8.65%

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Investments, June 30, 1995
(Unaudited)

--------------------------------------------------------------------------------

                                               PERCENTAGE   NUMBER
                                              OF PORTFOLIO OF SHARES    VALUE
--------------------------------------------------------------------------------
COMMON STOCK (44.9%)
Consumer Discretionary.......................     3.6%
 Eastman Kodak Corp. ........................                3,400   $   206,125
 Ford Motor Co. .............................                7,500       223,125
 May Department Stores Co....................                4,300       178,987
 Penney (J.C.) Co., Inc......................                5,600       268,800
 Sears Roebuck and Co........................                6,000       359,250
                                                                     -----------
                                                                       1,236,287
                                                                     -----------
Consumer Staples.............................     7.2%
 American Brands, Inc. ......................                5,500       218,625
 Anheuser-Busch Companies, Inc. .............                4,000       227,500
 Coca-Cola Company...........................                2,500       159,375
 CPC International, Inc......................                4,500       277,875
 Donnelley (R.R.) & Sons Co..................                7,500       270,000
 Echlin, Inc.................................                7,100       246,725
 Gannett, Inc. ..............................                2,900       157,325
 Hannaford Bros. Co..........................                7,000       199,500
 McGraw Hill, Inc............................                3,000       227,625
 Philip Morris Company, Inc..................                3,500       260,312
 Sara Lee Corp...............................                8,000       228,000
                                                                     -----------
                                                                       2,472,862
                                                                     -----------
Energy.......................................     6.7%
 Amoco Corp. ................................                4,300       286,488
 Atlantic Richfield Co. .....................                2,600       285,350
 Chevron Corp................................                5,000       233,125
 Exxon Corp..................................                3,600       254,250
 Grace (W.R.) & Co...........................                3,000       184,125
 Mobil Corp..................................                3,000       288,000
 Royal Dutch Petroleum Co....................                2,500       304,688
 Schlumberger Ltd............................                4,000       248,500
 Tenneco, Inc................................                3,800       174,800
                                                                     -----------
                                                                       2,259,326
                                                                     -----------
Financial Institutions.......................     5.6%
 American Express Co.........................                6,000       210,750
 American General Corp. .....................                5,600       189,000
 American International Group, Inc. .........                2,250       256,500
 Banc One Corp...............................                5,625       181,406
 Bank America................................                4,500       236,812

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Investments, June 30, 1995 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                               PERCENTAGE   NUMBER
                                              OF PORTFOLIO OF SHARES    VALUE
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
 Citicorp....................................                5,000   $   289,375
 First Union Corp............................                5,000       226,250
 Morgan (J.P.) & Co., Inc....................                3,500       245,437
 St. Paul Companies, Inc.....................                2,500       123,125
                                                                     -----------
                                                                       1,958,655
                                                                     -----------
Health.......................................     4.3%
 Abbott Laboratories.........................                5,500       222,750
 American Homes Products Corp................                3,300       255,338
 Columbia Healthcare Corp....................                6,700       289,775
 Johnson & Johnson...........................                3,500       236,688
 Pfizer, Inc.................................                2,000       184,750
 Warner-Lambert Co...........................                3,000       259,125
                                                                     -----------
                                                                       1,448,426
                                                                     -----------
Materials & Processing.......................     3.1%
 Crown Cork & Seal Co., Inc..................                4,800       240,600
 Kimberly-Clark Corp.........................                4,000       239,500
 PPG Industries, Inc. .......................                4,500       193,500
 *Sherwin Williams Co........................                6,200       220,875
 Witco Corp. ................................                5,500       177,375
                                                                     -----------
                                                                       1,071,850
                                                                     -----------
Producer Durables............................     3.9%
 Emerson Electric Co.........................                4,500       321,750
 General Electric Co.........................                6,000       338,250
 Grainger (W.W.), Inc. ......................                3,500       205,625
 ITT Corp. ..................................                2,200       258,500
 Rockwell International Corp.................                5,000       228,750
                                                                     -----------
                                                                       1,352,875
                                                                     -----------
Services.....................................     0.8%
 Omnicom Group, Inc..........................                4,500       272,812
                                                                     -----------
Technology...................................     2.9%
 AMP, Inc....................................                5,400       228,150
 International Business Machines Corp. ......                2,500       240,000
 Minnesota Mining & Manufacturing Co. .......                4,500       257,625
 Motorola, Inc...............................                4,000       268,500
                                                                     -----------
                                                                         994,275
                                                                     -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Investments, June 30, 1995 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                          AMOUNT OR
                                              PERCENTAGE    NUMBER
                                             OF PORTFOLIO OF SHARES     VALUE
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Transportation.............................      1.2%
 *Illinois Central Corp. Common Series A...                    3,700 $   127,650
 Union Pacific Corp........................                    5,000     276,875
                                                                     -----------
                                                                         404,525
                                                                     -----------
Utilities..................................      4.9%
 AT&T Corp. ...............................                    4,500     239,062
 British Telecommunications, Plc ADR.......                    3,400     213,350
 Central & South West Corp.................                    4,500     118,125
 Enron Corp. ..............................                    5,500     193,188
 FPL Group, Inc............................                    6,500     251,063
 GTE Corp. ................................                    7,300     249,113
 Sonat, Inc. ..............................                    6,300     192,150
 U.S. West, Inc............................                    4,500     187,312
                                                                     -----------
                                                                       1,643,363
                                                                     -----------
 TOTAL COMMON STOCK (COST $12,882,553).....                           15,115,256
                                                                     -----------
PREFERRED STOCK (0.8%)
 General Motors Preferred 1/10 Convertible
  Class E Series C, $3.25
  (Cost $258,532)..........................                    4,500     283,500
                                                                     -----------
U.S. TREASURY NOTES (28.2%)
 U.S. Treasury Note, 6.00%, Due 11/30/97...               $1,800,000   1,804,662
 U.S. Treasury Note, 5.125%, Due 03/31/98..                1,000,000     980,770
 U.S. Treasury Note, 5.125%, Due 04/30/98..                1,000,000     980,010
 U.S. Treasury Note, 7.50%, Due 11/15/01...                4,400,000   4,722,519
 U.S. Treasury Note, 6.50%, Due 05/15/05...                1,000,000   1,021,160
                                                                     -----------
 TOTAL U.S. TREASURY NOTES (COST
  $9,155,510)..............................                            9,509,121
                                                                     -----------
AGENCY OBLIGATIONS (12.8%)
Federal Home Loan Bank.....................       6.3%
 Federal Home Loan Bank Discount Notes,
  5.90%, Due 07/06/95......................                1,000,000     999,180
 Federal Home Loan Bank Discount Notes,
  5.55%, Due 09/05/95......................                1,100,000   1,088,126
                                                                     -----------
                                                                       2,087,306
                                                                     -----------
Federal National Mortgage Association......       6.7%
 Federal National Mortgage Association,
  8.50%, Due 09/01/07......................                1,580,616   1,644,282
 Federal National Mortgage Association
  Principal Strip Callable 10/10/96 @ 100,
  8.04% Coupon If Not Called, Due 10/10/01.                  380,000     351,656

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Investments, June 30, 1995 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                          AMOUNT OR
                                              PERCENTAGE    NUMBER
                                             OF PORTFOLIO OF SHARES     VALUE
--------------------------------------------------------------------------------
AGENCY OBLIGATIONS (CONTINUED)
 Federal National Mortgage Association
  Principal Strip Callable 11/01/96
  @ 100, 7.99% Coupon If Not Called, Due
  10/10/01.................................               $  280,000 $   257,068
                                                                     -----------
                                                                       2,253,006
                                                                     -----------
 TOTAL AGENCY OBLIGATIONS (COST
  $4,328,020)..............................                            4,340,312
                                                                     -----------
CORPORATE BONDS (11.4%)
Consumer Staples...........................      1.6%
 American Brands, 9.125%, Due 03/01/16.....                  500,000     526,875
                                                                     -----------
Finance....................................      1.7%
 General Electric Capital Corp., 8.75%, Due
  05/21/07.................................                  500,000     575,625
                                                                     -----------
Financial Institutions.....................      1.5%
 PaineWebber Group, 9.25%, Due 12/15/01....                  450,000     491,063
                                                                     -----------
Retail Merchandising.......................      1.6%
 May Department Stores Co., 9.125%, Due
  12/01/16.................................                  500,000     527,500
                                                                     -----------
Taxable Municipal..........................      2.0%
 Los Angeles County Special Obligation,
  8.42%, Due 06/30/03......................                  600,000     660,000
                                                                     -----------
Telecommunications.........................      1.6%
 Comsat Medium Term Note, 8.05%, Due
  12/13/06.................................                  500,000     543,125
                                                                     -----------
Utilities..................................      1.5%
 Long Island Lighting Debentures, 9.625%,
  Due 07/01/24.............................                  500,000     509,375
                                                                     -----------
 TOTAL CORPORATE BONDS (COST $3,781,789)...                            3,833,563
                                                                     -----------
SHORT-TERM INVESTMENTS (1.9%)
 Temporary Investment Fund, Inc.--TempCash
  (Cost $656,868)..........................                  656,868     656,868
                                                                     -----------
 TOTAL INVESTMENTS 100.0% (COST
  $31,063,272).............................                          $33,738,620
                                                                     ===========

See accompanying notes to financial statements.
* Non-Income Producing

-------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

1995 Semi-Annual Review

Sentinel Advisors Company

-------------------------------------------------------------------------------
  Following good performance last year and a 4.6% gain in this year's first quarter (matching the Russell 2000, a stock index of small companies), the Ag-gressive Growth Portfolio lagged the market in the second quarter. Overall, for the six month period ended June 30, 1995, the Aggressive Growth Portfolio appreciated by 6.6% versus a 14.4% gain for the Russell 2000.

  Much has been said in the financial media regarding the technology sector's impressive performance year-to-date. In fact, nearly one-third of the small-cap universe's increase was due to technology stocks alone. Fortunately, the Portfolio's technology holdings performed well and accounted for a slightly greater proportion of the Portfolio (at 19.3% of assets) than the Russell 2000. However, it was the second and third best performing sectors through June 30, financial services and consumer discretionary (retailers, restaurant chains, etc.), where we lost some ground due to the Portfolio's lower relative exposure in these two areas. For example, the financial services and consumer discretionary weightings in the small-cap environment are 17% and 18%, respec-tively, versus the Aggressive Growth's average weightings of 7% and 15%, re-spectively. We expect that the Portfolio will generally be underweighted in the financial services sector because of the rather lackluster earnings growth expected from regional banks and savings and loans, which comprise the bulk of the sector's representation. Also, we made a concerted effort during the last six months to lessen the Portfolio's exposure to companies closely tied to consumer spending. We were concerned of the impact an economic slowdown would have on such stocks.

  Consequently, the Portfolio is conservatively structured to manage the risks we see in the current market. We have maintained the Aggressive Growth Portfo-lio's diversification across ten economic sectors and have divested those holdings that became overvalued or whose prospects had deteriorated. We are maintaining a cash reserve in order to take advantage of market weakness. As always, we continue to scour our small-cap universe for well-run, growing com-panies which are selling at attractive prices.

Louis E. Conrad II, C.F.A.

                              Market Street Fund
                               Aggressive Growth

                             [GRAPH APPEARS HERE]
                             (Plot Points To Come)

                            Aggressive Growth Fund
-------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------

                                                                                               Since
  1 Year                            5 Year                                                   Inception*
-------------------------------------------------------------------------------------------------------
  15.61%                            10.83%                                                     12.82%

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Schedule of Investments, June 30, 1995
(Unaudited)

--------------------------------------------------------------------------------

                                               PERCENTAGE   NUMBER
                                              OF PORTFOLIO OF SHARES    VALUE
--------------------------------------------------------------------------------
COMMON STOCK (69.2%)
Consumer Discretionary.......................    12.4%
 *Au Bon Pain, Inc. Class A..................               24,000   $   291,000
 Harman International Industries, Inc........               11,500       465,750
 *Monro Muffler Brake, Inc...................               22,050       319,725
 Oakwood Homes Corp..........................               10,800       276,750
 Pep Boys-Manny Moe & Jack...................               14,500       387,875
 *Staples, Inc...............................                2,150        62,081
 *Stein Mart, Inc............................               29,800       402,300
 *Strouds, Inc...............................               31,400       188,400
                                                                     -----------
                                                                       2,393,881
                                                                     -----------
Consumer Staples.............................     4.3%
 *American Safety Razor Co...................               23,000       270,250
 Goodmark Foods, Inc.........................               12,000       192,000
 Smart & Final, Inc..........................               21,700       371,612
                                                                     -----------
                                                                         833,862
                                                                     -----------
Energy.......................................     3.1%
 *California Energy Co., Inc.................               24,000       393,000
 *McDermott (J. Ray) SA......................                9,400       207,975
                                                                     -----------
                                                                         600,975
                                                                     -----------
Financial....................................     6.1%
 Duff & Phelps Corp..........................               25,000       268,750
 Duff & Phelps Credit Rating Co..............                6,000        78,000
 *DVI Financial Corporation..................               17,900       210,325
 *Exstar Financial Corp......................               14,400        46,800
 *First Republic Bancorp, Inc................                6,400        81,600
 *Litchfield Financial Corp..................                6,615        89,303
 *World Acceptance Corp......................               12,100       405,350
                                                                     -----------
                                                                       1,180,128
                                                                     -----------
Health.......................................    12.5%
 *Apria Healthcare Group, Inc................               13,020       367,815
 *Genesis Health Ventures....................                9,300       275,513
 *Living Centers of America..................               16,200       439,425
 *Minntech Corp..............................                4,900        71,050
 *Renal Treatment Centers, Inc...............               14,300       352,138
 *Res-Care Inc...............................               16,200       271,350
 *Sullivan Dental Products, Inc..............               31,000       263,500

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Schedule of Investments, June 30, 1995 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                          AMOUNT OR
                                              PERCENTAGE    NUMBER
                                             OF PORTFOLIO OF SHARES     VALUE
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
 *Sunrise Medical, Inc.....................                   11,800 $   367,275
                                                                     -----------
                                                                       2,408,066
                                                                     -----------
Healthcare & Medical Equipment.............      0.9%
 *Respironics, Inc.........................                   12,100     172,425
                                                                     -----------
Materials & Processing.....................      3.3%
 J & L Specialty Steel, Inc................                   19,200     369,600
 Wausau Paper Mills Co.....................                   11,660     265,994
                                                                     -----------
                                                                         635,594
                                                                     -----------
Producer Durables..........................      2.2%
 United States Filter Corp.................                   22,500     427,500
                                                                     -----------
Services...................................      2.8%
 *Healthcare Services Group................                   35,500     381,625
 Olsten Corp...............................                    4,800     157,200
                                                                     -----------
                                                                         538,825
                                                                     -----------
Technology.................................     19.3%
 *American Power Conversion Corp...........                   26,000     594,750
 Analysts International Corp...............                   16,600     431,600
 *California Microwave, Inc................                   14,500     363,406
 *Filenet Corp.............................                    6,700     270,513
 *Kent Electronics Corp....................                    6,400     242,400
 *Landmark Graphics Corp...................                   14,300     364,650
 *Network General Corp.....................                   17,000     463,250
 *Norand Corp..............................                   11,700     476,773
 *VeriFone, Inc............................                   20,000     490,000
                                                                     -----------
                                                                       3,697,342
                                                                     -----------
Transportation.............................      1.3%
 Frozen Food Express Industries, Inc.......                   26,375     255,508
                                                                     -----------
Waste Management...........................      1.0%
 *Western Waste Industries.................                    9,000     181,125
                                                                     -----------
 TOTAL COMMON STOCK (COST $11,880,257).....                           13,325,231
                                                                     -----------
AGENCY OBLIGATIONS (14.3%)
 Federal Farm Credit Bank, 5.92%, Due
  07/14/95.................................               $  860,000     858,162
 Federal Home Loan Bank, 5.90%, Due
  07/12/95.................................                  500,000     499,099

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Schedule of Investments, June 30, 1995 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                          AMOUNT OR
                                              PERCENTAGE    NUMBER
                                             OF PORTFOLIO OF SHARES     VALUE
--------------------------------------------------------------------------------
AGENCY OBLIGATIONS (CONTINUED)
 Federal Mortgage Corp., 5.86%, Due
  07/05/95.................................               $1,400,000 $ 1,399,088
                                                                     -----------
 TOTAL AGENCY OBLIGATIONS (COST
  $2,756,349)..............................                            2,756,349
                                                                     -----------
SHORT-TERM INVESTMENTS (16.5%)
 Chevron Oil Finance Co., 5.95%, Due
  07/24/95.................................                1,000,000     996,199
 Deere (John) Credit Corp., 5.92%, Due
  07/12/95.................................                  500,000     499,096
 IBM Credit Corp., 5.95%, Due 07/19/95.....                  925,000     922,248
 Temporary Investment Fund, Inc.--TempCash.                  769,987     769,987
                                                                     -----------
 TOTAL SHORT-TERM INVESTMENTS (COST
  $3,187,530)..............................                            3,187,530
                                                                     -----------
 TOTAL INVESTMENTS 100.0% (COST
  $17,824,136).............................                          $19,269,110
                                                                     ===========

See accompanying notes to financial statements.
* Non-income producing.

-------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

1995 Semi-Annual Review

The Boston Company Asset Management, Inc.

-------------------------------------------------------------------------------
  After lagging the index in 1994, active management is again adding value.
For the first six months of the year the Market Street Fund International Portfolio is up 7.6% compared with a 2.6% return for the EAFE index.

  Year-to-date the key factor has been exposure to Japan as the Japanese com-ponent of the index registered an 8.3% decline while all other major markets (except Italy and Australia) generated positive returns. European markets were particularly strong with virtually all major countries showing returns in ex-cess of 10% (in US Dollars). Currency was the dominant factor as the dollar depreciated against all major currencies. The dollar's decline for the first six months of 1995 amounted to 15% versus the Yen, 11% against the Deutsche Mark and 12% against the Swiss Franc.

  For the second quarter, returns of your portfolio exceeded the index by a wide margin. The EAFE index was up 0.7% while your portfolio generated a 3.7% return. The Japan effect was even more significant for the second quarter as Japanese shares closed near their lows of three years ago. For the quarter Ja-pan was the only component of the index with negative returns of 6%. Our underweighted position in Japan relative to the index (25% versus 41%) en-hanced performance. However, stock selection also played a major role as value stocks outperformed in Japan by a wide margin.

  Looking ahead, we believe that your portfolio is well positioned to continue to outperform the averages. The overall portfolio is well diversified by coun-try and industry groups. The stocks held currently are value stocks with solid balance sheets and above average profitability. We are confident that our dis-ciplined value oriented approach will continue to generate superior returns with below average volatility.

Sandor Cseh, CFA

                              Market Street Fund
                           International Portfolio

                             [GRAPH APPEARS HERE]
                             (Plot Points To Come)

                              International Fund
-------------------------------------------------------------------------------
                          Average Annual Total Return
-------------------------------------------------------------------------------

                                                                      Since
  1 Year                                                            Inception*
------------------------------------------------------------------------------
  6.82%                                                               7.94%

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Investments, June 30, 1995
(Unaudited)

--------------------------------------------------------------------------------

                                              PERCENTAGE   NUMBER
                                             OF PORTFOLIO OF SHARES    VALUE
-------------------------------------------------------------------------------
COMMON STOCK AND PREFERRED STOCK (96.6%)
Austria.....................................     1.5%
 Creditanstalt PS...........................                 1,200  $   212,778
 *E.V.N. Energie Versorgung Niede...........                 1,800      251,236
                                                                    -----------
                                                                        464,014
                                                                    -----------
Australia...................................     4.8%
 Amcor Ltd..................................                55,000      405,569
 Boral Ltd..................................               104,386      261,030
 *Goodman Fielder...........................               409,902      340,699
 Southcorp Holdings.........................               110,000      219,586
 Westpac Banking Corp.......................                80,498      291,077
                                                                    -----------
                                                                      1,517,961
                                                                    -----------
Belgium.....................................     0.8%
 Electrabel.................................                 1,200      253,062
                                                                    -----------
France......................................     5.9%
 Alcatel Alsthom Cie Generale D'electrisite
  SA........................................                   539       48,619
 Bongrain...................................                   120       71,963
 C.S.F. (Thomson-C.S.F.)....................                11,000      247,372
 *Chargeurs.................................                 1,650      327,445
 Danone.....................................                 2,200      370,718
 Guyenne Et Gascogne SA.....................                 1,400      403,304
 *Renault...................................                 3,000       93,547
 Societe Generale...........................                 2,600      303,356
                                                                    -----------
                                                                      1,866,324
                                                                    -----------
Germany.....................................     7.1%
 Bayer AG...................................                 2,000      497,469
 Deutsche Bank AG...........................                10,000      485,900
 *R.W.E. Deag AG Preferred..................                 1,500      412,581
 Siemens AG.................................                   650      322,650
 Veba AG....................................                   900      353,688
 *W.M.F. Wurtt Metal Preferred..............                   900      175,705
                                                                    -----------
                                                                      2,247,993
                                                                    -----------
Hong Kong...................................     2.7%
 Cathay Pacific Airlines....................               140,000      204,498
 Cheung Kong Holdings.......................                40,000      198,035
 *HSBC Holdings Plc.........................                23,341      299,456
 Yue Yuen Industrial........................               650,000      157,963
                                                                    -----------
                                                                        859,952
                                                                    -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Investments, June 30, 1995 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                             PERCENTAGE   NUMBER
                                            OF PORTFOLIO OF SHARES    VALUE
------------------------------------------------------------------------------
COMMON STOCK AND PREFERRED STOCK
 (CONTINUED)
Italy......................................      2.0%
 *Fiat SPA.................................                50,000  $   176,183
 STET Di Risp..............................               200,000      442,748
                                                                   -----------
                                                                       618,931
                                                                   -----------
Japan......................................     25.3%
 Chudenko Corp.............................                 7,000      277,522
 Dai-Tokyo Fire and Marine Insurance.......                52,000      368,142
 Daiichi Pharmaceutical Co.................                20,000      292,625
 Fuji Photo Film Co........................                14,000      332,035
 Hitachi Koki Co...........................                50,000      441,298
 Ito-Yokado Co. Ltd........................                10,000      527,434
 Kao Corp..................................                35,000      421,239
 Kyushu Electric Power Co., Inc............                 7,600      205,357
 Mabuchi Motors............................                 9,000      620,177
 Mikuni Coca-Cola Bottling Co. Ltd.........                35,000      454,277
 Mitsubishi Heavy Industries Ltd...........                80,000      543,717
 Murata Manufacturing Co. Ltd..............                15,000      550,442
 Nishimatsu Construction...................                30,000      353,982
 Nomura Securities Co. Ltd.................                12,000      209,558
 Sekisui House.............................                35,000      433,628
 Sumitomo Corp.............................                45,000      409,912
 Toshiba Corp..............................                40,000      253,451
 Toyota Motor Corp.........................                18,000      356,814
 Ushio, Inc................................                19,000      216,566
 Yamanouchi Pharmaceuticals................                11,000      247,906
 Yamato Transportation.....................                43,000      457,652
                                                                   -----------
                                                                     7,973,734
                                                                   -----------
Netherlands................................      4.0%
 *ABN--AMRO Holding........................                12,727      491,016
 Hollandsche Beton.........................                 1,050      180,871
 International Nederlanden Group...........                 6,409      354,356
 Stad Rotterdam............................                 8,295      225,838
                                                                   -----------
                                                                     1,252,081
                                                                   -----------
New Zealand................................      0.5%
 *Air New Zealand..........................                48,000      139,687
                                                                   -----------
Portugal...................................      0.5%
 *Portucel Industrial......................                20,000      142,410
                                                                   -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Investments, June 30, 1995 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                               PERCENTAGE   NUMBER
                                              OF PORTFOLIO OF SHARES    VALUE
--------------------------------------------------------------------------------
COMMON STOCK AND PREFERRED STOCK (CONTINUED)
Singapore...................................       1.6%
 Malaysian International Shipping...........                 78,000  $   217,519
 Sime Darby.................................                108,000      299,635
                                                                     -----------
                                                                         517,154
                                                                     -----------
Spain.......................................       1.4%
 Iberdrola I................................                 60,000      451,113
                                                                     -----------
Sweden......................................       3.2%
 AGA B Free.................................                 30,000      355,543
 *Mo Ocho Domsjo B Free Ordinary............                  5,500      317,956
 Pharmacia..................................                 16,000      348,377
                                                                     -----------
                                                                       1,021,876
                                                                     -----------
Switzerland.................................       7.2%
 Ciba-Geigy AG..............................                    600      439,774
 Magazine Zum Globus........................                    100       72,080
 Magazine Zum Globus Participating
  Certificates, Zurich......................                    400      281,372
 Nestle SA..................................                    300      312,375
 Sandoz AG..................................                    500      344,768
 Schweizerischer Bankverein.................                  1,275      451,759
 Zurich Versicherungs.......................                    300      376,987
                                                                     -----------
                                                                       2,279,115
                                                                     -----------
United Kingdom..............................      12.6%
 Abbey National Plc.........................                 40,000      298,210
 Blue Circle Industries Plc.................                 75,000      334,530
 *Boots Ordinary Plc........................                 70,000      567,586
 British Airways............................                 15,000       98,447
 *BTR Ordinary Plc..........................                101,312      514,834
 Laird Group Ordinary.......................                 80,000      448,589
 National Westminster Bank..................                 57,038      496,104
 Powergen Plc...............................                 65,903      506,545
 Scapa Group................................                 85,603      317,050
 Severn Trent Water.........................                 46,129      398,280
                                                                     -----------
                                                                       3,980,175
                                                                     -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Investments, June 30, 1995 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                               PERCENTAGE   NUMBER
                                              OF PORTFOLIO OF SHARES    VALUE
--------------------------------------------------------------------------------
COMMON STOCK AND PREFERRED STOCK (CONTINUED)
United States...............................      15.5%
 Alcatel Alsthom ADR........................                  18,394 $   333,391
 *British Airways Plc.......................                   3,000     201,750
 British Gas Plc ADR........................                   6,000     276,000
 Corporacion Bancaria De Espanol............                  14,000     257,250
 Elf Aquitaine..............................                  11,390     424,278
 Espirito Santo ADR.........................                   9,000     104,625
 Hanson Trust Plc ADR.......................                  25,000     440,625
 Istituto Mobiliare Italiano................                  11,000     203,500
 Philips N.V. ADR...........................                  12,400     530,100
 *Telecom Portugal SA.......................                  12,000     228,000
 *Repsol ADR................................                  12,000     379,500
 Tele Danmark ADR...........................                  14,000     392,000
 Telefonos De Mexico SA-ADR.................                   6,500     192,563
 Toyota Motor Corp. ADR.....................                   1,500      59,625
 Unilever N.V...............................                   3,000     390,375
 *Volvo-ADR.................................                   9,000     172,125
 YPF Sociedad Anonima ADR...................                  16,000     302,000
                                                                     -----------
                                                                       4,887,707
                                                                     -----------
 TOTAL COMMON STOCK AND PREFERRED STOCK
  (COST $28,285,499)........................                          30,473,289
                                                                     -----------
SHORT-TERM INVESTMENTS (3.4%)
 Temporary Investment Fund, Inc.--TempCash
  (Cost $1,068,151).........................               1,068,151   1,068,151
                                                                     -----------
 TOTAL INVESTMENTS 100.0% (COST
  $29,353,650)..............................                         $31,541,440
                                                                     ===========

See accompanying notes to financial statements.
* Non-income producing.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statements of Assets and Liabilities, June 30, 1995 (Unaudited)

--------------------------------------------------------------------------------

                                          MONEY                            AGGRESSIVE
                             GROWTH      MARKET       BOND       MANAGED     GROWTH    INTERNATIONAL
                           PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------------------
ASSETS
 Investments, at value
  (cost $125,692,598,
  $27,477,496,
  $11,777,650,
  $31,063,272,
  $17,824,136,
  $29,353,650,
  respectively) (see
  accompanying
  schedules)............  $138,944,109 $27,477,496 $12,177,926 $33,738,620 $19,269,110  $31,541,440
 Cash...................             1           1           1         --          --     1,922,207*
 Interest receivable....        23,921      35,112     187,650     158,960       2,931        5,316
 Dividends receivable...       334,071         --          --       34,647         729      147,608
 Foreign taxes receiv-
  able..................           --          --          --          --          --        52,916
 Receivable from affili-
  ated insurance compa-
  ny....................           --          319         --          199         381          --
 Prepaid expenses.......           --          --          --          --          --         2,658
 Receivable for invest-
  ments sold............       765,327         --          --        9,856     189,257      154,766
 Receivable for fund
  shares sold...........         4,091         --       10,606       2,308      22,194       10,320
                          ------------ ----------- ----------- ----------- -----------  -----------
 Total assets...........   140,071,520  27,512,928  12,376,183  33,944,590  19,484,602   33,837,231
                          ------------ ----------- ----------- ----------- -----------  -----------
LIABILITIES
 Accrued expenses.......       190,297      30,673      22,653      46,180      24,914       69,821
 Dividend payable.......           --      118,776         --          --          --           --
 Payable for investments
  purchased.............       486,822         --          --    1,381,656     135,562    1,432,651
 Payable for fund shares
  redeemed..............        39,359         --        2,531      12,231         --         8,521
                          ------------ ----------- ----------- ----------- -----------  -----------
 Total liabilities......       716,478     149,449      25,184   1,440,067     160,476    1,510,993
                          ------------ ----------- ----------- ----------- -----------  -----------
 Net assets.............  $139,355,042 $27,363,479 $12,350,999 $32,504,523 $19,324,126  $32,326,238
                          ============ =========== =========== =========== ===========  ===========
 Number of shares of
  $.01 par value common
  stock, issued and
  outstanding...........     9,385,680  27,363,479   1,162,244   2,474,648   1,183,226    2,672,126
                          ============ =========== =========== =========== ===========  ===========
 Net asset value,
  offering and
  redemption price per
  share.................        $14.85       $1.00      $10.63      $13.14      $16.33       $12.10
                          ============ =========== =========== =========== ===========  ===========

* Includes foreign currency with a cost of $1,908,311 and a value of $1,922,207.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statements of Operations for the Six Months Ended June 30, 1995
(Unaudited)

--------------------------------------------------------------------------------

                                                                           AGGRESSIVE
                            GROWTH     MONEY MARKET    BOND     MANAGED      GROWTH    INTERNATIONAL
                           PORTFOLIO    PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends..............  $ 2,144,581    $    --    $      --  $  206,974  $   29,310   $  398,811
 Interest...............      361,584     729,016      413,303    613,401      96,162       57,331
 Less: foreign taxes
  withheld..............      (14,524)        --           --      (2,626)        --       (39,306)
                          -----------    --------   ---------- ----------  ----------   ----------
 Total Income...........    2,491,641     729,016      413,303    817,749     125,472      416,836
                          -----------    --------   ---------- ----------  ----------   ----------
EXPENSES:
 Investment advisory
  fee...................      219,149      30,085       19,517     61,512      42,653      108,140
 Administration fee.....       70,992      13,523        6,269     17,320       9,593       31,070
 Directors' fee.........        4,733         902          418      1,155         640        1,080
 Transfer agent fee.....        3,211       1,214          962      1,346       1,077        1,307
 Custodian fee..........       12,398       4,263        1,758      5,463       4,098        9,975
 Legal fees.............        3,944         751          348        962         533          900
 Audit fees.............        8,151       1,554          720      1,985       1,101        1,862
 Printing...............       38,125       7,262        3,367      9,301       5,152        8,697
 Miscellaneous..........       53,490       4,440        3,729     10,314       4,547        9,651
                          -----------    --------   ---------- ----------  ----------   ----------
                              414,193      63,994       37,088    109,358      69,394      172,682
 Less: expenses
  reimbursed by
  affiliated insurance
  company...............          --         (349)         --        (200)       (397)         --
                          -----------    --------   ---------- ----------  ----------   ----------
 Total expenses.........      414,193      63,645       37,088    109,158      68,997      172,682
                          -----------    --------   ---------- ----------  ----------   ----------
 Net investment income
  (loss)................    2,077,448     665,371      376,215    708,591      56,475      244,154
                          -----------    --------   ---------- ----------  ----------   ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVEST-
 MENTS AND FOREIGN
 CURRENCY TRANSACTIONS
 Net realized gain
  (loss)................    2,696,267         --       157,294    393,655   1,098,512      349,927
                          -----------    --------   ---------- ----------  ----------   ----------
 Change in net
  unrealized
  appreciation
  (depreciation) from:
  Investments...........   14,716,839         --       833,350  2,621,360     (68,559)   1,493,129
  Foreign currency
   related translations.          --          --           --         --          --        76,912
                          -----------    --------   ---------- ----------  ----------   ----------
                           14,716,839         --       833,350  2,621,360     (68,559)   1,570,041
                          -----------    --------   ---------- ----------  ----------   ----------
 Net gain (loss) on
  investments and
  foreign currency
  transactions..........   17,413,106         --       990,644  3,015,015   1,029,953    1,919,968
                          -----------    --------   ---------- ----------  ----------   ----------
 Net increase (decrease)
  in net asset resulting
  from operations.......  $19,490,554    $665,371   $1,366,859 $3,723,606  $1,086,428   $2,164,122
                          ===========    ========   ========== ==========  ==========   ==========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statements of Changes in Net Assets for the Six Months Ended June 30, 1995 (Unaudited)

--------------------------------------------------------------------------------

                                                                                AGGRESSIVE
                             GROWTH     MONEY MARKET     BOND        MANAGED      GROWTH     INTERNATIONAL
                           PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
 Net investment income..  $  2,077,448  $   665,371   $   376,215  $   708,591  $    56,475   $   244,154
 Net realized gain
  (loss) on sale of
  investments...........     2,696,267          --        157,294      393,655    1,098,512       349,927
 Net unrealized
  appreciation
  (depreciation) on
  investments and
  foreign currency
  translations..........    14,716,839          --        833,350    2,621,360      (68,559)    1,570,041
                          ------------  -----------   -----------  -----------  -----------   -----------
 Net increase (decrease)
  in
  net assets resulting
  from operations.......    19,490,554      665,371     1,366,859    3,723,606    1,086,428     2,164,122
 Distributions:
 From net realized
  gains.................    (8,715,516)         --            --       (33,117)    (131,841)     (699,972)
 From net investment
  income................    (1,971,188)    (665,371)     (352,842)    (725,075)         --       (148,141)
 Capital Share
  Transactions:
 Net contributions from
  affiliated life
  insurance companies...    15,360,205    6,323,922     1,239,348      175,905    2,939,896     4,798,368
                          ------------  -----------   -----------  -----------  -----------   -----------
  Total increase in net
   assets...............    24,164,055    6,323,922     2,253,365    3,141,319    3,894,483     6,114,377
NET ASSETS
 Beginning of period....   115,190,987   21,039,557    10,097,634   29,363,204   15,429,643    26,211,861
                          ------------  -----------   -----------  -----------  -----------   -----------
 End of period
  (including
  undistributed net
  investment income in
  the Growth Portfolio
  of $1,069,402; Bond
  Portfolio $191,373;
  Managed Portfolio
  $353,593; Aggressive
  Portfolio $56,475 and
  International
  Portfolio $321,012)...  $139,355,042  $27,363,479   $12,350,999  $32,504,523  $19,324,126   $32,326,238
                          ============  ===========   ===========  ===========  ===========   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statements of Changes in Net Assets for the Year Ended December 31, 1994

--------------------------------------------------------------------------------

                                                                                AGGRESSIVE
                             GROWTH     MONEY MARKET     BOND        MANAGED      GROWTH     INTERNATIONAL
                           PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
 Net investment income..  $  3,450,005  $   618,397   $   596,527  $ 1,255,185  $   (12,513)  $   153,148
 Net realized gain
  (loss) on sale of
  investments...........     8,710,006          --       (552,026)      33,117      200,840       699,972
 Net unrealized
  appreciation
  (depreciation) on
  investments and
  foreign currency
  translations..........    (9,654,782)         --       (622,045)  (1,801,984)     (43,061)   (1,112,364)
                          ------------  -----------   -----------  -----------  -----------   -----------
 Net increase (decrease)
  in
  net assets resulting
  from operations.......     2,505,229      618,397      (577,544)    (513,682)     145,266      (259,244)
 Distributions:
 From net realized
  gains.................       (79,165)         --       (246,014)  (1,318,716)         --        (39,209)
 From net investment
  income................    (3,183,250)    (618,397)     (561,072)  (1,136,418)         --       (273,923)
 Capital Share
  Transactions:
 Net contributions from
  affiliated life
  insurance companies...     6,414,227    8,533,612     1,322,599    3,348,235    3,061,801    13,102,202
                          ------------  -----------   -----------  -----------  -----------   -----------
  Total increase in net
   assets...............     5,657,041    8,553,612       (62,031)     379,419    3,207,067    12,529,826
NET ASSETS
 Beginning of period....   109,533,946   12,505,945    10,159,665   28,983,785   12,222,576    13,682,035
                          ------------  -----------   -----------  -----------  -----------   -----------
 End of period
  (including
  undistributed net
  investment income in
  the Growth Portfolio
  of $963,142; Bond
  Portfolio $168,000;
  Managed Portfolio
  $370,077 and
  International
  Portfolio $148,141)...  $115,190,987  $21,039,557   $10,097,634  $29,363,204  $15,429,643   $26,211,861
                          ============  ===========   ===========  ===========  ===========   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                              GROWTH PORTFOLIO
--------------------------------------------------------------------------------------

                           01/01/95     01/01/94  01/01/93  01/01/92 01/01/91 01/01/90
                              TO           TO        TO        TO       TO       TO
                           06/30/95     12/31/94  12/31/93  12/31/92 12/31/91 12/31/90
                          (UNAUDITED)
--------------------------------------------------------------------------------------
Net asset value,
 beginning of period....    $ 14.00     $ 14.09   $ 13.73    $13.88   $12.08   $13.16
                            -------     -------   -------    ------   ------   ------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income...        .22         .43       .38       .46      .50      .55
Net realized and
 unrealized gain (loss)
 on investments.........       1.92        (.10)      .94       .17     1.71     (.25)
                            -------     -------   -------    ------   ------   ------
 Total from investment
  operations............       2.14         .33      1.32       .63     2.21      .30
                            -------     -------   -------    ------   ------   ------
LESS DISTRIBUTIONS:
Dividends to
 shareholders from net
 investment income......       (.23)       (.41)     (.39)     (.46)    (.41)    (.53)
Dividends to
 shareholders from net
 capital gains..........      (1.06)       (.01)     (.35)     (.32)    (.00)    (.85)
Dividends to
 shareholders in excess
 of net investment
 income.................        --          --       (.22)      --       --       --
                            -------     -------   -------    ------   ------   ------
 Total distributions....      (1.29)       (.42)     (.96)     (.78)    (.41)   (1.38)
                            -------     -------   -------    ------   ------   ------
Net asset value, end of
 period.................    $ 14.85     $ 14.00   $ 14.09    $13.73   $13.88   $12.08
                            =======     =======   =======    ======   ======   ======
 Total return...........      16.61%/2/    2.40%     9.43%     4.74%   18.50%    2.39%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period $(000)..........    139,355     115,191   109,534    82,881   55,357   35,658
Ratios of expenses to
 average net assets
 (annualized)/1/........        .66%        .63%      .76%      .79%     .76%     .75%
Ratios of net investment
 income to average net
 assets (annualized)....       3.29%       3.10%     2.86%     3.53%    3.91%    4.27%
Portfolio turnover......         21%         63%       51%       35%      28%      47%


--------------------------------------------------------------------------------
/1/ Annualized expense ratios for the Growth Portfolio before reimbursement of expenses by affiliated insurance company for the period ended June 30, 1995 and the years ended December 31, 1994, 1993, 1992, 1991 and 1990 were as follows: 0.66%, 0.67%, 0.76%, 0.82%, 0.98% and 1.01%, respectively.
/2/ Total returns for periods less than one year are not annualized.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                MONEY MARKET
                                                 PORTFOLIO
------------------------------------------------------------------------------------

                           01/01/95     01/01/94 01/01/93 01/01/92 01/01/91 01/01/90
                              TO           TO       TO       TO       TO       TO
                           06/30/95     12/31/94 12/31/93 12/31/92 12/31/91 12/31/90
                          (UNAUDITED)
------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........    $ 1.00       $ 1.00   $ 1.00   $1.00    $1.00    $1.00
                            ------       ------   ------   -----    -----    -----
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income...       .03          .04      .03     .03      .06      .07
                            ------       ------   ------   -----    -----    -----
 Total from investment
  operations............       .03          .04      .03     .03      .06      .07
LESS DISTRIBUTIONS:
Dividends to sharehold-
 ers from net investment
 income.................      (.03)        (.04)    (.03)   (.03)    (.06)    (.07)
                            ------       ------   ------   -----    -----    -----
 Total Distributions....      (.03)        (.04)    (.03)   (.03)    (.06)    (.07)
                            ------       ------   ------   -----    -----    -----
Net asset value, end of
 period.................    $ 1.00       $ 1.00   $ 1.00   $1.00    $1.00    $1.00
                            ======       ======   ======   =====    =====    =====
 Total return...........      2.77%/2/     3.81%    2.59%   3.18%    5.69%    8.00%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period $(000)..........    27,363       21,040   12,506   8,138    7,047    5,411
Ratios of expenses to
 average net assets
 (annualized)/1/........       .52%         .55%     .65%    .65%     .53%     .50%
Ratios of net investment
 income to average net
 assets (annualized)....      5.44%        3.86%    2.56%   3.12%    5.49%    7.72%
------------------------------------------------------------------------------------

/1/ Annualized expense ratios for the Money Market Portfolio before reimbursement of expenses by affiliated insurance company for the period ended June 30, 1995 and the years ended December 31, 1994, 1993, 1992, 1991 and 1990 were as follows: 0.52%, 0.59%, 0.65%, 0.73%, 0.86% and 0.86%, respectively.
/2/ Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                               BOND PORTFOLIO
-------------------------------------------------------------------------------------

                           01/01/95     01/01/94  01/01/93 01/01/92 01/01/91 01/01/90
                              TO           TO        TO       TO       TO       TO
                           06/30/95     12/31/94  12/31/93 12/31/92 12/31/91 12/31/90
                          (UNAUDITED)
-------------------------------------------------------------------------------------
Net asset value,
 beginning of period....    $ 9.73       $11.21    $10.73   $10.80   $10.04   $10.09
                            ------       ------    ------   ------   ------   ------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income...       .33          .62       .60      .64      .77      .79
Net realized and
 unrealized gain (loss)
 on investments.........       .90        (1.23)      .48     (.03)     .57     (.05)
                            ------       ------    ------   ------   ------   ------
 Total from investment
  operations............      1.23         (.61)     1.08      .61     1.34      .74
                            ------       ------    ------   ------   ------   ------
LESS DISTRIBUTIONS:
Dividends to
 shareholders from net
 investment income......      (.33)        (.60)     (.60)    (.68)    (.58)    (.79)
Dividends to
 shareholders from net
 capital gains..........      (.00)        (.27)     (.00)    (.00)    (.00)    (.00)
                            ------       ------    ------   ------   ------   ------
 Total distributions....      (.33)        (.87)     (.60)    (.68)    (.58)    (.79)
                            ------       ------    ------   ------   ------   ------
Net asset value, end of
 period.................    $10.63       $ 9.73    $11.21   $10.73   $10.80   $10.04
                            ======       ======    ======   ======   ======   ======
Total return............     12.94%/2/    (5.62)%   10.32%    5.95%   13.93%    7.70%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period $(000)..........    12,351       10,098    10,160    6,710    4,365    3,711
Ratios of expenses to
 average net assets
 (annualized)/1/........       .65%         .68%      .75%     .75%     .63%     .60%
Ratios of net investment
 income to average net
 assets (annualized)....      6.64%        6.14%     5.53%    6.34%    7.58%    8.00%
Portfolio turnover......       137%         151%       71%       4%      32%      53%
-------------------------------------------------------------------------------------

/1/ Annualized expense ratios for the Bond Portfolio before reimbursement of ex-penses by affiliated insurance company for the period ended June 30, 1995 and the years ended December 31, 1994, 1993, 1992, 1991 and 1990 were as follows: 0.65%, 0.70%, 0.75%, 0.81%, 0.93% and 0.96%, respectively.
/2/ Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                  MANAGED
                                                 PORTFOLIO
--------------------------------------------------------------------------------------

                           01/01/95     01/01/94  01/01/93 01/01/92 01/01/91 01/01/90
                              TO           TO        TO       TO       TO       TO
                           06/30/95     12/31/94  12/31/93 12/31/92 12/31/91 12/31/90
                          (UNAUDITED)
--------------------------------------------------------------------------------------
Net asset value,
 beginning of period....    $11.94       $13.27    $12.25   $11.40   $ 9.81   $11.37
                            ------       ------    ------   ------   ------   ------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income...       .29          .53       .40      .44      .51      .57
Net realized and
 unrealized gain (loss)
 on investments.........      1.21         (.77)     1.00      .88     1.47    (1.53)
                            ------       ------    ------   ------   ------   ------
 Total from investment
  operations............      1.50         (.24)     1.40     1.32     1.98     (.96)
                            ------       ------    ------   ------   ------   ------
LESS DISTRIBUTIONS:
Dividends to
 shareholders from net
 investment income......      (.29)        (.49)     (.38)    (.47)    (.39)    (.57)
Dividends to
 shareholders from net
 capital gains..........      (.01)        (.60)     (.00)    (.00)    (.00)    (.03)
                            ------       ------    ------   ------   ------   ------
 Total distributions....      (.30)       (1.09)     (.38)    (.47)    (.39)    (.60)
                            ------       ------    ------   ------   ------   ------
Net asset value, end of
 period.................    $13.14       $11.94    $13.27   $12.25   $11.40   $ 9.81
                            ======       ======    ======   ======   ======   ======
Total return............     12.86%/2/    (1.82)%   11.62%   11.96%   20.49%   (8.61)%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period $(000)..........    32,505       29,363    28,984   15,946   12,564   10,197
Ratios of expenses to
 average net assets
 (annualized)/1/........       .70%         .67%      .80%     .80%     .68%     .65%
Ratios of net investment
 income to average net
 assets (annualized)....      4.53%        4.34%     3.36%    3.88%    4.74%    5.48%
Portfolio turnover......        60%          75%       89%      32%      51%      47%
--------------------------------------------------------------------------------------

/1/ Annualized expense ratios for the Managed Portfolio before reimbursement of expenses by affiliated insurance company for the period ended June 30, 1995 and the years ended December 31, 1994, 1993, 1992, 1991 and 1990 were as follows: 0.70%, 0.73%, 0.80%, 0.84%, 0.95% and 0.98%, respectively.
/2/ Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                 AGGRESSIVE
                                                   GROWTH
                                                 PORTFOLIO
------------------------------------------------------------------------------------

                           01/01/95     01/01/94 01/01/93 01/01/92 01/01/91 01/01/90
                              TO           TO       TO       TO       TO       TO
                           06/30/95     12/31/94 12/31/93 12/31/92 12/31/91 12/31/90
                          (UNAUDITED)
------------------------------------------------------------------------------------
Net asset value,
 beginning of period....    $15.45       $15.45   $14.72   $16.68   $10.67   $ 9.87
                            ------       ------   ------   ------   ------   ------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income...       .06         (.01)    (.01)     .03      .08      .03
Net realized and
 unrealized gain (loss)
 on investments.........       .95          .01      .77      .38     5.93     1.04
                            ------       ------   ------   ------   ------   ------
 Total from investment
  operations............      1.01          .00      .76      .41     6.01     1.07
                            ------       ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
Dividends to
 shareholders from net
 investment income......      (.00)        (.00)    (.03)    (.07)    (.00)    (.03)
Dividends to
 shareholders from net
 capital gains..........      (.13)        (.00)    (.00)   (2.30)    (.00)    (.24)
                            ------       ------   ------   ------   ------   ------
 Total distributions....      (.13)        (.00)    (.03)   (2.37)    (.00)    (.27)
                            ------       ------   ------   ------   ------   ------
Net asset value, end of
 period.................    $16.33       $15.45   $15.45   $14.72   $16.68   $10.67
                            ======       ======   ======   ======   ======   ======
Total return............      6.63%/2/     0.00%    5.20%    2.58%   56.33%   10.77%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period $(000)..........    19,324       15,430   12,223    8,029    2,751      772
Ratios of expenses to
 average net assets
 (annualized)/1/........       .81%         .86%     .90%     .90%     .79%     .75%
Ratios of net investment
 income to average net
 assets (annualized)....       .66%       (.10)%   (.07)%     .37%     .80%     .27%
Portfolio turnover......        31%          60%      60%      18%      95%      27%
------------------------------------------------------------------------------------

/1/ Annualized expense ratios for the Aggressive Growth Portfolio before reim-bursement of expenses by affiliated insurance company for the period ended June 30, 1995 and the years ended December 31, 1994, 1993, 1992, 1991 and 1990 were as follows: 0.81%, 0.89%, 0.90%, 1.00%, 1.32% and 2.43%, respec-
    tively.
/2/ Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Financial Highlights -- Concluded

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                              INTERNATIONAL
                                                PORTFOLIO
------------------------------------------------------------------------------------

                           01/01/95     01/01/94 01/01/93 01/01/92 11/01/91/2/
                              TO           TO       TO       TO        TO
                           06/30/95     12/31/94 12/31/93 12/31/92  12/31/91
                          (UNAUDITED)
------------------------------------------------------------------------------------
Net asset value,
 beginning of period....    $11.63       $11.87   $ 9.00   $ 9.74    $10.00
                            ------       ------   ------   ------    ------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income...       .12          .05      .06      .08       .01
Net realized and
 unrealized gain (loss)
 on investments.........       .73         (.02)    3.09     (.81)     (.27)
                            ------       ------   ------   ------    ------
 Total from investment
  operations............       .85          .03     3.15     (.73)     (.26)
                            ------       ------   ------   ------    ------
LESS DISTRIBUTIONS:
Dividends to
 shareholders from net
 investment income......      (.07)        (.03)    (.08)    (.00)     (.00)
Dividends to
 shareholders from net
 capital gains..........      (.31)        (.24)    (.20)    (.01)     (.00)
                            ------       ------   ------   ------    ------
 Total distributions....      (.38)        (.27)    (.28)    (.01)     (.00)
                            ------       ------   ------   ------    ------
Net asset value, end of
 period.................    $12.10       $11.63   $11.87   $ 9.00    $ 9.74
                            ======       ======   ======   ======    ======
Total return............     7.55 %/3/      .26%   36.11%  (7.30)%   (2.88)%/3/
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period $(000)..........    32,326       26,212   13,682    6,727     4,979
Ratios of expenses to
 average net assets
 (annualized)1..........      1.20%        1.32%    1.50%    1.50%     1.48%
Ratios of net investment
 income to average net
 assets (annualized)....      2.23%         .72%     .68%    1.05%      .26%
Portfolio turnover......        21%          32%      37%      35%        1%
------------------------------------------------------------------------------------

/1/ Annualized expense ratios for the International Portfolio before reimburse-ment of expenses by affiliated insurance company for the period ended June 30, 1995 and the years ended December 31, 1994, 1993, 1992 and 1991 were as follows: 1.20%, 1.32%, 1.50%, 2.65% and 3.40%, respectively.
/2/ Commencement of operations.
/3/ Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, June 30, 1995
(Unaudited)


--------------------------------------------------------------------------------

1. ORGANIZATION

The Market Street Fund, Inc. (Fund) is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. As a "series" type of mutual fund, the Fund issues separate classes (or series) of stock currently consisting of the Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio and Interna-tional Portfolio. The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Prov-ident Mutual Life Insurance Company (PMLIC) and for flexible premium adjustable variable life insurance policies and individual flexible premium deferred vari-able annuity contracts issued by Providentmutual Life and Annuity Company of America (PLACA). The Fund also serves as the investment medium for single pre-mium and scheduled premium variable life insurance policies which are no longer being issued.

2. ACCOUNTING POLICIES

 Valuation of Investments

Bonds are carried in the accompanying financial statements at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service on the last business day of the peri-od. Investments in common and preferred stocks which are primarily traded on recognized U.S. or foreign securities exchanges are valued at the last sale price on exchanges on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 60 days and Money Market Portfolio investments are valued at amor-tized cost which approximates market.

 Investments

Security transactions are accounted for on the trade date. The cost of invest-ment securities sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is re-corded on the accrual basis; dividend income is recorded on the ex-dividend date.

 Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following ba-ses:

  (i) Market value of investment securities, assets, liabilities at the daily rate of exchange;

  (ii) Purchases and sales of investment securities are valued at the rate of exchange prevailing on the respective dates of such transactions and subse-quently adjusted to the settlement dates using the daily rate of exchange;

  (iii) Income and expenses at the rate of exchange prevailing on the respec-tive dates of such transactions. Exchange gains or losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated trans-actions as a result of, among other factors, the lack of governmental supervi-sion and regulation of foreign securities markets and the possibility of polit-ical or economic instability.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, June 30, 1995 -- Continued
(Unaudited)


--------------------------------------------------------------------------------

 Dividends to Shareholders

Dividends of investment income of the Money Market Portfolio are declared daily and paid monthly. The Growth Portfolio, Bond Portfolio and Managed Portfolio declare and pay dividends of investment income quarterly. The Aggressive Growth Portfolio and International Porfolio declare and pay dividends of investment income annually. For all Portfolios, distributions of capital gains are de-clared and paid annually.

 Federal Income Taxes

Each Portfolio of the Fund intends to continue to qualify as a "regulated in-vestment company" under certain provisions of the Internal Revenue Code. Ac-cordingly, each Portfolio is not subject to Federal income tax on ordinary in-come and realized capital gains which it distributes to its shareholders. Each Portfolio intends to distribute all such income.

3. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Investment advisory agreements have been approved, whereby Newbold's Asset Man-agement, Inc. (NAM) is adviser for the Growth Portfolio, Providentmutual In-vestment Management Company (PIMC) for the Money Market and International Port-folios and Sentinel Advisors Company (SAC), a Vermont General Partnership, for the Bond, Managed, and Aggressive Growth Portfolios. With respect to the Growth Portfolio, NAM is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of assets in excess of $40 million. PIMC is compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Money Market Portfolio. With respect to the Bond Portfolio, SAC is compensated monthly at the effective annual rate of 0.35% of the first $100 million of the average daily net assets of the portfolio and 0.30% of the assets in excess of $100 million. With respect to the Managed Portfolio, SAC is compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of assets in excess of $100 million. With respect to the Aggressive Growth Portfolio, SAC is compensated monthly at the effective annual rate of 0.50% of the first $20 mil-lion of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of assets in excess of $40 million. PIMC is the adviser for the International Portfolio and is compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.60% of assets in excess of $500 million. Effective July 18, 1994, The Boston Company Asset Management, Inc. ("TBC") became sub-advisor to the International Portfolio. PIMC's prior sub-investment advisory agreement had been with Cseh International & Associates, Inc. ("Cseh").

PMLIC has agreed to reimburse the Fund for operating expenses and interest charges, excluding investment advisory fees. PMLIC agreed to reimburse the Growth, Money Market, Bond, Managed and Aggressive Growth Portfolios for ex-penses in excess of an annual rate of 0.40% of the average daily net asset val-ue. The International Portfolio is reimbursed for such expenses in excess of an annual rate of 0.75% of the average daily net asset value.

PFPC, Inc. (PFPC) a wholly-owned subsidiary of PNC Bank is the administrator and maintains the Fund's financial accounts. PNC Bank is the Fund's custodian and PFPC acts as the Fund's transfer agent. The Companies are not related par-ties to the Fund.

Citibank, N.A. (Citibank) maintains the International Portfolio's Foreign Cus-todian Account.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, June 30, 1995 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

4. NET ASSETS

At June 30, 1995, the Portfolios' net assets consisted of:

                                         MONEY                             AGGRESSIVE
                            GROWTH      MARKET       BOND        MANAGED     GROWTH    INTERNATIONAL
                          PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------------------
Net contribution from
 shareholders........... $122,401,773 $27,363,479 $12,154,083  $29,081,927 $16,724,166  $29,453,023
Undistributed net
 investment income......    1,069,402         --      191,373      353,593      56,474      321,012
Undistributed net
 realized gain..........    2,632,356         --          --       393,655   1,098,512      349,927
Accumulated loss on
 investment
 transactions...........          --          --     (394,732)         --          --           --
Net unrealized
 appreciation
 (depreciation) on
 investments............   13,251,511         --      400,275    2,675,348   1,444,974    2,202,276
                         ------------ ----------- -----------  ----------- -----------  -----------
                         $139,355,042 $27,363,479 $12,350,999  $32,504,523 $19,324,126  $32,326,238
                         ============ =========== ===========  =========== ===========  ===========

5. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the portfolios, for the six months ended June 30, 1995, were as follows:

                                       MONEY                           AGGRESSIVE
                           GROWTH     MARKET      BOND       MANAGED     GROWTH   INTERNATIONAL
                          PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations.. $       --   $   --   $ 3,434,341 $ 9,183,351 $      --   $       --
Corporate Bonds.........         --       --    13,398,208   5,343,269        --           --
Common Stock............  31,741,484      --           --    4,021,901  4,329,835   10,430,802
                         -----------  -------  ----------- ----------- ----------  -----------
Total Purchases......... $31,741,484  $   --   $16,832,549 $18,548,521 $4,329,835  $10,430,802
                         ===========  =======  =========== =========== ==========  ===========
SALES
U.S. Gov't Obligations.. $       --   $   --   $ 5,581,176 $11,409,414 $      --   $       --
Corporate Bonds.........         --       --     8,796,399   3,210,930        --           --
Common Stock............  24,243,689      --           --    2,083,032  5,567,759    5,523,818
                         -----------  -------  ----------- ----------- ----------  -----------
Total Sales............. $24,243,689  $   --   $14,377,575 $16,703,376 $5,567,759  $ 5,523,818
                         ===========  =======  =========== =========== ==========  ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, June 30, 1995 -- Continued
(Unaudited)
--------------------------------------------------------------------------------

6. TAX BASIS OF INVESTMENTS

Investment information based on the cost of the securities for Federal income tax purposes held at June 30, 1995 is as follows:

                                          MONEY                              AGGRESSIVE
                            GROWTH       MARKET       BOND        MANAGED      GROWTH     INTERNATIONAL
                          PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------
Aggregate gross
 unrealized
 appreciation..........  $ 15,113,401  $       --  $   401,830  $ 2,826,337  $ 2,440,009   $ 3,051,840
Aggregate gross
 unrealized
 depreciation..........    (1,925,801)         --       (1,555)    (150,989)    (995,035)     (850,153)
                         ------------  ----------- -----------  -----------  -----------   -----------
Net unrealized
 appreciation
 (depreciation)........  $ 13,187,600  $       --  $   400,275  $ 2,675,348  $ 1,444,974   $ 2,201,687
                         ============  =========== ===========  ===========  ===========   ===========
Aggregate cost of
 securities for federal
 income tax purposes...  $125,756,509  $27,477,496 $11,777,650  $31,063,272  $17,824,136   $29,353,650
                         ============  =========== ===========  ===========  ===========   ===========
Capital loss carryover
 (available to offset
 possible future
 capital gains.) The
 carryover expires as
 follows: Bond
 Portfolio--$552,026 in
 2002..................  $        --   $       --  $  (552,026) $       --   $       --    $       --
                         ============  =========== ===========  ===========  ===========   ===========

7. AUTHORIZED CAPITAL STOCK

On June 30, 1995, there were 200 million shares of $0.01 par value capital stock authorized for the Fund. The shares of capital stock are divided into six series: Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Port-folio, Aggressive Growth Portfolio and International Portfolio. The Money Mar-ket Portfolio consists of 10 million shares; each of the other series consists of 5 million shares.

Transactions in capital stock of Market Street Fund, Inc. for the six months ended June 30, 1995 were as follows:

                                                MONEY MARKET
                    GROWTH PORTFOLIO             PORTFOLIO             BOND PORTFOLIO      MANAGED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
                   SHARES      AMOUNT       SHARES        AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT
----------------------------------------------------------------------------------------------------------------
Shares sold.....    660,030  $ 9,171,540   23,492,610  $ 23,492,610  145,339  $1,464,612   153,213  $ 1,917,468
Shares redeemed.   (323,448)  (4,498,039) (17,808,672)  (17,808,672) (56,830)   (578,106) (200,079)  (2,499,755)
Shares
 reinvested.....    819,185   10,686,704      639,984       639,984   36,095     352,842    62,741      758,192
                  ---------  -----------  -----------  ------------  -------  ----------  --------  -----------
Net
 contributions
 from affiliated
 insurance
 companies......  1,155,767  $15,360,205    6,323,922  $  6,323,922  124,604  $1,239,348    15,875  $   175,905
                  =========  ===========  ===========  ============  =======  ==========  ========  ===========
                      AGGRESSIVE
                        GROWTH             INTERNATIONAL
                       PORTFOLIO             PORTFOLIO
---------------------------------------------------------------
                  SHARES     AMOUNT      SHARES     AMOUNT
---------------------------------------------------------------
Shares sold.....  249,239  $ 3,964,389   502,509  $ 5,837,392
Shares redeemed.  (73,199)  (1,156,334) (160,225)  (1,887,137)
Shares
 reinvested.....    8,772      131,841    76,064      848,113
                  -------- ------------ --------- ------------
Net
 contributions
 from affiliated
 insurance
 companies......  184,812  $ 2,939,896   418,348  $ 4,798,368
                  ======== ============ ========= ============

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, June 30, 1995 -- Continued
(Unaudited)


--------------------------------------------------------------------------------

7. AUTHORIZED CAPITAL STOCK (CONTINUED)

Transactions in capital stock of Market Street Fund, Inc. for the year ended December 31, 1994 were as follows:

                                                MONEY MARKET
                     GROWTH PORTFOLIO             PORTFOLIO            BOND PORTFOLIO       MANAGED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
                    SHARES      AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT     SHARES     AMOUNT
----------------------------------------------------------------------------------------------------------------
Shares sold.....   1,491,546  $20,978,587   48,697,173  $48,697,173   384,884  $3,957,726   719,391  $8,834,655
Shares redeemed.  (1,272,051) (17,826,775) (40,713,247) (40,713,247) (331,715) (3,442,212) (643,917) (7,941,554)
Shares
 reinvested.....     236,046    3,262,415      549,686      549,686    78,517     807,085   198,986   2,455,134
                  ----------  -----------  -----------  -----------  --------  ----------  --------  ----------
Net
 contributions
 from affiliated
 insurance
 companies......     455,541  $ 6,414,227    8,533,612  $ 8,533,612   131,686  $1,322,599   274,460  $3,348,235
                  ==========  ===========  ===========  ===========  ========  ==========  ========  ==========
                      AGGRESSIVE
                        GROWTH              INTERNATIONAL
                       PORTFOLIO              PORTFOLIO
----------------------------------------------------------------
                   SHARES     AMOUNT     SHARES      AMOUNT
----------------------------------------------------------------
Shares sold.....   385,809  $5,787,860  1,457,272  $17,327,844
Shares redeemed.  (178,715) (2,726,059)  (382,445)  (4,538,774)
Shares
 reinvested.....       --          --      26,855      313,132
                  --------- ----------- ---------- ------------
Net
 contributions
 from affiliated
 insurance
 companies......   207,094  $3,061,801  1,101,682  $13,102,202
                  ========= =========== ========== ============

Shares of the Fund are held by Provident Mutual Life Insurance Company, its Variable Life and Variable Annuity Separate Accounts and by the Providentmutual Variable Life and Variable Annuity Separate Accounts. At June 30, 1995, shares were owned by:

                                      MONEY                        AGGRESSIVE
                           GROWTH     MARKET     BOND     MANAGED    GROWTH   INTERNATIONAL
                          PORTFOLIO PORTFOLIO  PORTFOLIO PORTFOLIO PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------------
Growth Separate Account.  8,368,180        --        --        --        --           --
Money Market Separate
 Account................        --  15,252,251       --        --        --           --
Bond Separate Account...        --         --    865,831       --        --           --
Managed Separate
 Account................        --         --        --  1,873,831       --           --
Aggressive Growth
 Separate Account.......        --         --        --        --    977,060          --
International Separate
 Account................        --         --        --        --        --     1,704,682
Providentmutual Variable
 Annuity Separate
 Account................    975,608 11,210,068   279,093   574,409   189,498      923,474
Provident Mutual Life
 Variable Annuity
 Separate Account.......     38,775    847,469    14,171    24,290    13,908       41,165
Providentmutual Variable
 Life Separate Account..      3,117     53,691     3,149     2,118     2,760        2,805
                          --------- ---------- --------- --------- ---------    ---------
  Total.................  9,385,680 27,363,479 1,162,244 2,474,648 1,183,226    2,672,126
                          ========= ========== ========= ========= =========    =========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, June 30, 1995 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

8. PRINCIPAL UNDERWRITER

PML Securities Company serves, without compensation, as the principal under-writer for sale of the Fund shares to the Accounts. PML Securities Company is an indirect wholly-owned subsidiary of PMLIC.

9. SUBSEQUENT DIVIDEND

On June 28, 1995 the Board of Directors declared the following net investment income and capital gain dividends to shareholders of record on July 5, 1995, ex-dividend date July 7, 1995, payable on July 10, 1995 as follows:

                                           TOTAL                PER SHARE
                                   ---------------------- ----------------------
                                   NET INVESTMENT CAPITAL NET INVESTMENT CAPITAL
            PORTFOLIO                  INCOME      GAIN       INCOME      GAIN
---------------------------------- -------------- ------- -------------- -------
Growth............................   $1,069,402    $--        $.1140      $--
Bond..............................      191,373     --         .1646       --
Managed...........................      353,593     --         .1429       --
Aggressive Growth.................          --      --           --        --
International.....................          --      --           --        --

                    [LOGO OF PROVIDENT MUTUAL APPEARS HERE]

                      SECURITY THROUGH FINANCIAL SERVICES
                         THE PROVIDENT MUTUAL BUILDING
                              1600 MARKET STREET
                            PHILADELPHIA, PA 19103

                     Variable annuity contracts issued by
                     Provident Mutual are distributed by PML
                     Securities Company, Wilmington, DE, a
                     registered broker-dealer.

                     This Report has been prepared for
                     countractowners. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus.

                     Form PM506 6.95